           As filed with the Securities and Exchange Commission on June 27, 2000



                                                 Securities Act File No. 33-8398
                                        Investment Company Act File No. 811-4824

                                   FORM N-1A

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

     Pre-Effective Amendment No.                                        [ ]
                                ------
     Post-Effective Amendment No. 34 and/or                             [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

     Amendment No. 35
                       (Check appropriate box or boxes)

                                THE KENT FUNDS
                                --------------
              (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
                    ---------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (614) 470-8000
                                                          --------------

     Amy D. Eisenbeis                      With a copy to:
     Kent Funds                            W. Bruce McConnel, III, Esq.
     c/o 250 Monroe Ave. NW, Ste. 400      Drinker Biddle & Reath LLP
     Grand Rapids, MI 49503                One Logan Square
                                           18th and Cherry Streets
                                           Philadelphia, PA 19103

                 --------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):



[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[KENT FUNDS LOGO]

                             PROSPECTUS -  JUNE 27, 2000

        KENT ADVISOR

                            -- Science & Technology Fund

                            -- Canterbury Fund


                            -- Cascade Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


  NOT FDIC INSURED        -       MAY LOSE VALUE       -       NO BANK GUARANTEE

TABLE OF CONTENTS


        Carefully review this important
  section, which summarizes each Fund's
           investments, risks and fees.
                                                   RISK/RETURN SUMMARY AND FUND EXPENSES
                                            2      Overview
                                            3      Science and Technology Fund
                                            4      Canterbury Fund
                                            5      Cascade Fund
                                            6      Principal Risks of Investing in the Funds
                                            8      Performance
                                            9      Fees and Expenses

                                                   ADDITIONAL INFORMATION
                                           10      Investment Policies and Practices

 Review this section for details on the
   people and organizations who oversee
                             the Funds.
                                                   FUND MANAGEMENT
                                           13      Investment Adviser
                                           13      Portfolio Managers

 Review this section for details on how
    shares are valued, how to purchase,
      sell and exchange shares, related
  charges and payments of dividends and
                         distributions.
                                                   SHAREHOLDER INFORMATION
                                           14      Pricing of Fund Shares
                                           15      Purchasing Your Shares
                                           17      Adding to Your Account
                                           18      Selling Your Shares
                                           19      General Policies on Selling Shares
                                           20      Exchanging Your Shares
                                           21      Dividends and Distributions
                                           21      Taxation

                                           22      FINANCIAL HIGHLIGHTS

                                                   BACK COVER
                                                   Where to learn more about the Funds

RISK/RETURN SUMMARY AND FUND EXPENSES

OVERVIEW

--------------------------------------------------------------------------------


This prospectus describes the Advisor Shares of the following Kent Funds (the "Kent Advisor Funds" or the "Funds").



                          SCIENCE AND TECHNOLOGY FUND



                                CANTERBURY FUND



                                  CASCADE FUND


On the following pages, you will find important information about each Fund, including:

- the investment objective
- principal investment strategy
- performance information
- fees and expenses, and
- principal risks associated with each Fund


The Funds are managed by Lyon Street Asset Management Company ("Lyon Street").


                          PRINCIPAL RISKS OF THE FUNDS


-------------------------------------------------------------------------------------------------------------------
                                                                                     FOREIGN
                                                             MARKET    SELECTION    INVESTMENT    CONCENTRATION
                                                              RISK       RISK          RISK           RISK
-------------------------------------------------------------------------------------------------------------------
    Science and Technology Fund                                X           X            X               X
-------------------------------------------------------------------------------------------------------------------
    Canterbury Fund                                            X           X            X
-------------------------------------------------------------------------------------------------------------------
    Cascade Fund                                               X           X            X
-------------------------------------------------------------------------------------------------------------------


A complete description of these and other risks can be found in the section entitled "Principal Risks."


The Kent Science and Technology Fund has two classes of shares: Advisor Shares and Institutional Shares. The Kent Canterbury Fund and the Kent Cascade Fund each have one class of shares: Advisor Shares. Advisor Shares of the Funds are sold primarily through investment representatives. Institutional Shares of the Kent Science and Technology Fund are sold primarily to financial or other institutions. This prospectus only relates to the Advisor Shares of each Fund. The Institutional Shares of the Kent Science and Technology Fund are offered in a separate prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES


SCIENCE AND TECHNOLOGY FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE            Long-term capital appreciation.


PRINCIPAL INVESTMENT
STRATEGIES                      The Fund normally invests at least 65% of its
                                total assets in the common stocks of companies that are engaged in the innovation, development or advancement of science and technology. Some of the industries likely to be included in the portfolio are:


                                - computers, including products, software,
                                  hardware and electronic systems and components
                                - internet
                                - biotechnology
                                - pharmaceuticals
                                - telecommunications
                                - media and information services
                                - chemicals and synthetic materials
                                - defense and aerospace
                                - medical supply


                                Lyon Street selects stocks based on a company's prospects for above-average earnings. The Fund's holdings can range from small companies developing new technologies to blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that Lyon Street believes will significantly benefit from technological advances even if they are not directly involved in research and development.


                                The Fund may invest without limit in foreign securities and American Depositary Receipts ("ADRs"). The Fund may also invest in futures and options.

                                The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

RISK/RETURN SUMMARY AND FUND EXPENSES


CANTERBURY FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE            Long-term capital appreciation.


PRINCIPAL INVESTMENT
STRATEGIES                      The Fund normally invests at least 65% of its
                                total assets in equity securities of U.S.
                                companies with at least $1 billion in market capitalization at the time of purchase. The Fund intends to invest at least 65% of its total assets in equity securities of companies which Lyon Street believes have above-average potential for growth in revenues, earnings or assets.


                                The Fund intends generally to purchase common stock. The Fund may also invest in preferred stock or bonds that are convertible into common stock. The Fund may invest a portion of its assets in foreign securities or ADRs.
 MARKET CAPITALIZATION
 is a common measure of the
 size of a company. It is
 the market price of a share
 of the company's stock
 multiplied by the number of
 shares that are
 outstanding.

RISK/RETURN SUMMARY AND FUND EXPENSES


CASCADE FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE            Long-term capital appreciation.

PRINCIPAL INVESTMENT
STRATEGIES                      The Fund normally invests at least 65% of its
                                total assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. The Fund intends to invest at least 65% of its total assets in equity securities of companies that Lyon Street believes have above-average potential for growth in revenues, earnings or assets.

                                The Fund intends generally to purchase common stock. The Fund may also invest in preferred stock or bonds that are convertible into common stock. The Fund may invest a portion of its assets in foreign securities or ADRs.
 MARKET CAPITALIZATION
 is a common measure of the
 size of a company. It is
 the market price of a share
 of the company's stock
 multiplied by the number of
 shares that are
 outstanding.

RISK/RETURN SUMMARY AND FUND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------


PRINCIPAL INVESTMENT RISKS -
ALL FUNDS                       Investing in the Funds involves risks common to
                                any investment in securities. By itself, no fund constitutes a balanced investment program. There is no guarantee that the Funds will meet their goals. When you sell your shares in the Funds, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Funds.


                                An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                A full discussion of all permissible investments can be found in the Statement of Additional Information.

                                Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for a Fund may underperform the market or other funds with similar objectives.


ADDITIONAL PRINCIPAL
INVESTMENT RISKS                CONCENTRATION RISK. Because the Science and
                                Technology Fund's investments are concentrated in issuers conducting business in the technology and science market sectors, the Fund is more sensitive to legislative or regulatory changes, adverse market conditions and/or increased competition affecting those market sectors.
                                Competitive pressures may significantly impact the financial condition of technology companies.
                                For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles. In addition, many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth.



                                Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is therefore likely to be much more volatile than one with broader diversification that includes investments in more economic sectors. As a result, the Science and Technology Fund's net asset value may be subject to rapid and substantial changes.



                                CAPITALIZATION RISK. While stocks of smaller companies can provide greater growth potential and potentially higher returns, they carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for a Fund to sell its shares at a desirable price. Smaller companies may be more sensitive to changes in the economy overall. The level of risk will be increased to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Historically, small company stocks have

RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------



                                been more volatile than those of larger
                                companies. As a result, the net asset values of the Cascade Fund and the Science and Technology Fund may be subject to rapid and substantial changes.


                                INVESTMENT STYLE RISK. Each of the Funds will invest primarily in growth stocks. Growth stocks offer strong revenue and earnings potential and accompanying capital growth, with less dividend income than value stocks. Growth stocks present the risk that they may not perform as well as other types of stocks, such as value stocks.



                                The Canterbury Fund and the Cascade Fund may invest in technology stocks. The risks associated with investing in technology stocks are described under "Concentration Risk."



                                FOREIGN INVESTMENT RISK. Each of the Funds may invest in foreign securities. As a result, an investment in the Funds involves additional risks not present in equity funds which invest solely in shares of U.S. companies.


                                Stocks of foreign companies are subject to special risks, including the following:
                                - Currency risk means that fluctuations in
                                  foreign exchange rates could affect the dollar value of a Fund's securities. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency.
                                - Compared to companies in the U.S., there is
                                  generally less publicly available information about foreign companies and there may be less government oversight of foreign stock exchanges and the companies traded on them. There may also be less stringent accounting, auditing and financial reporting standards. In addition, foreign markets may have lower trading volumes, resulting in stocks that may be more difficult to sell and more volatile in price. Investments in some foreign countries could be subject to such factors as expropriation, confiscation or difficulties enforcing contracts. All of these factors can make foreign investments more risky than U.S. investments.
                                - Furthermore, transaction fees may be higher
                                  for foreign investments, due to higher
                                  brokerage commissions, fees on currency
                                  exchanges, and possible imposition of dividend or interest withholding by foreign governments. These may cause higher transaction costs which can result in lower returns or decreased liquidity.


                                For additional information on foreign
                                securities, see "Additional Information -
                                Investment Policies and Practices."

RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------





WHO MAY WANT TO INVEST          Consider investing in the Funds if you are:
                                - PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
                                - SEEKING TO ADD AN AGGRESSIVE GROWTH COMPONENT
                                  TO YOUR PORTFOLIO
                                - WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN
                                  THE STOCK MARKET AND THE POTENTIAL FOR
                                  ABOVE-AVERAGE PRICE FLUCTUATIONS IN EXCHANGE
                                  FOR POTENTIALLY HIGHER LONG TERM RETURNS

                                The Funds will not be appropriate for anyone:
                                - SEEKING MONTHLY INCOME
                                - PURSUING A SHORT-TERM GOAL OR INVESTING
                                  EMERGENCY RESERVES
                                - SEEKING SAFETY OF PRINCIPAL
PERFORMANCE
--------------------------------------------------------------------------------

No performance information is shown for the Funds because the Funds had not commenced operations as of the date of this prospectus. The performance of the Funds will vary from year to year. As with all mutual funds, a Fund's past performance will not necessarily indicate how it will perform in the future.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                        SCIENCE AND
                                                      TECHNOLOGY FUND    CANTERBURY FUND    CASCADE FUND
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                      5.75%(1)           5.75%(1)         5.75%(1)
Maximum Deferred Sales Charge (Load)                          0%(2)              0%(2)            0%(2)
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends                                                   0%                 0%               0%
Redemption Fee                                                0%                 0%               0%
Exchange Fee                                                  0%                 0%               0%
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)
Management Fees                                            0.70%              0.70%            0.70%
Distribution (12b-1) Fees                                  0.25%              0.25%            0.25%
Other Expenses(3)                                          0.73%              0.62%            0.62%
                                                           -----              -----            -----
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.68%              1.57%            1.57%
                                                           =====              =====            =====


   1 Sales charges are reduced or eliminated for larger purchases.

   2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following certain purchases made without a sales charge.


   3 Other Expenses are estimated based on expenses expected to be incurred during each Fund's first fiscal year.


See "Shareholder Information -- Purchasing Your Shares" for additional information on sales charges.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes:
   - $10,000 investment
   - 5% annual return
   - redemption at the end of each period
   - no changes to the Funds' operating expenses

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                        SCIENCE AND
                                                      TECHNOLOGY FUND    CANTERBURY FUND    CASCADE FUND
------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE                                   $  736             $  726            $  726
THREE YEARS AFTER PURCHASE                                $1,074             $1,042            $1,042

ADDITIONAL INFORMATION

INVESTMENT POLICIES AND PRACTICES
--------------------------------------------------------------------------------


This section takes a detailed look at some of the types of securities the Funds may hold in their portfolios and the various kinds of investment practices that Lyon Street may use in the day-to-day management of the Fund's portfolios. Although each of the Funds may invest in the securities and pursue the strategies described below, a Fund will not necessarily do so.


The investment objectives of the Funds are not fundamental and may be changed by the Trustees without shareholder approval. The Funds adhere to certain investment restrictions and policies at the time they make an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

The Funds' investment programs are subject to further restrictions and risks described in the Statement of Additional Information.

TYPES OF PORTFOLIO SECURITIES   In seeking to meet its investment objective,
                                each Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with the Fund's investment program.

                                The Funds invest primarily in common stocks and may, to a lesser degree, purchase other types of securities described below.


                                COMMON STOCKS. Stocks represent shares of ownership in a company. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.



                                The Funds will invest primarily in growth stocks, but may also invest in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.



                                CONVERTIBLE SECURITIES AND WARRANTS. The Funds may invest in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles are sold as units that combine higher or lower current income with options, warrants and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).



                                FOREIGN SECURITIES. There is no limit to the amount of assets the Science and Technology Fund may invest in foreign securities. The Canterbury and Cascade Funds may invest up to 10% of their total assets in foreign securities. Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory

ADDITIONAL INFORMATION




INVESTMENT POLICIES AND PRACTICES, CONTINUED

--------------------------------------------------------------------------------



                                practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investments in developing countries.


                                AMERICAN DEPOSITARY RECEIPTS. The Funds may invest in American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities and are denominated in U.S. dollars. Securities underlying such investments, however, are denominated in foreign currencies.



                                HYBRID INSTRUMENTS. Each Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use by a Fund may not be successful.



                                PRIVATE PLACEMENTS. These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, these securities are not registered with the SEC. Although most of these securities may be readily sold, for example, under Rule 144A or Section 4(2), others may be illiquid, and their sale may involve substantial delays and additional costs.



TYPES OF INVESTMENT
MANAGEMENT PRACTICES            FUTURES AND OPTIONS. Futures (a type of
                                potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. The Funds may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; as a cash management tool; and to protect the value of portfolio securities. The Funds may purchase and write options on futures contracts. The Funds may also purchase put and call options and write covered call and secured put options on securities, indices, financial instruments and foreign currencies.



                                MANAGING FOREIGN CURRENCY RISK. Investors in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. If a Fund were to engage in foreign currency transactions, they would be used primarily to protect the Fund's foreign securities from adverse currency movements relative to the U.S. dollar or another foreign currency. Such transactions involve the risk that anticipated currency

ADDITIONAL INFORMATION




INVESTMENT POLICIES AND PRACTICES, CONTINUED

--------------------------------------------------------------------------------



                                movements will not occur, and the Fund's total return could be reduced.


                                PORTFOLIO TURNOVER. The Funds will not generally trade in securities for short-term profits, but, when circumstances warrant, the Funds may purchase and sell securities without regard to the length of time held. A high turnover rate may increase transaction costs and result in higher capital gain distributions by a Fund.



                                INVESTING FOR DEFENSIVE PURPOSES. When Lyon
                                Street determines that market conditions are appropriate, each of the Funds may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. If a Fund is investing defensively, it will not be pursuing its investment objective.

FUND MANAGEMENT

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Lyon Street is the investment adviser to the Funds and provides the Funds with professional investment supervision and management. Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Lyon Street or its affiliates have served as investment adviser to the Kent Funds since their inception.

Lyon Street maintains offices at 111 Lyon Street, NW, Grand Rapids, Michigan 49503. Lyon Street is a wholly-owned subsidiary of Old Kent Bank. Old Kent Bank is a wholly-owned subsidiary of Old Kent Financial Corporation, which is a financial services company with total assets as of December 31, 1999, of approximately $18 billion.

As compensation for Lyon Street's investment advisory services, each Fund pays Lyon Street an annual fee of 0.70% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Lyon Street has several portfolio managers committed to the day-to-day management of the Funds.


------------------------------------------------------------------------------------------------------------------------------------
                              MANAGER                                                        EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
    JOSEPH T. KEATING, President and Chief Investment Officer at    - Mr. Keating is responsible for developing and implementing
    Lyon Street                                                       the Funds' investment policies.
                                                                    - Mr. Keating has over twenty years of portfolio management experience, including twelve years with Old Kent and Lyon
                                                                      Street.
------------------------------------------------------------------------------------------------------------------------------------
    ALLAN J. MEYERS, CFA, Chief Equity Officer at Lyon Street       - Mr. Meyers has over twenty-four years of portfolio
                                                                      management experience, including fifteen years with Old Kent and Lyon Street.
                                                                    - Mr. Meyers is also the portfolio manager of the Kent
                                                                      Growth and Income Fund and the Kent Large Company Growth
                                                                      Fund and co-portfolio manager of the Kent International
                                                                      Growth Fund.
------------------------------------------------------------------------------------------------------------------------------------
    ROBERT CUMMISFORD, CFA, Director of Small Company Stock         - Mr. Cummisford has over eight years of portfolio
    Management at Lyon Street                                         management experience, including over three years with Old
                                                                      Kent and Lyon Street.
                                                                    - Prior to joining Old Kent, he was a Senior Consultant with
                                                                      Ibbotson Associates.
                                                                    - Mr. Cummisford is also the portfolio manager of the Kent
                                                                      Small Company Growth Fund.
------------------------------------------------------------------------------------------------------------------------------------
    DAVID C. EDER, Director of Structured Equity Management at      - Mr. Eder has over seven years of portfolio management
    Lyon Street                                                       experience with Old Kent and Lyon Street.
                                                                    - Mr. Eder is also the portfolio manager of the Kent
                                                                      International Growth Fund and a manager of the Kent Index
                                                                      Equity Fund.
------------------------------------------------------------------------------------------------------------------------------------
    DANIEL SKUBIZ, Portfolio Manager                                - Prior to joining Lyon Street, Mr. Skubiz was a Vice
                                                                      President with TradeStreet Investment Associates, Inc., a
                                                                      wholly-owned subsidiary of Bank of America.
------------------------------------------------------------------------------------------------------------------------------------



SCIENCE AND TECHNOLOGY FUND

There is an investment advisory team that is responsible for the day-to-day management of the Science and Technology Fund. The Fund's investment advisory team is composed of the following members: David C. Eder, Allan J. Meyers, Robert Cummisford and Daniel Skubiz. The investment advisory team has had day-to-day responsibility for managing the Fund since the Fund's inception.


CANTERBURY FUND

Allan J. Meyers and Daniel Skubiz are responsible for the day-to-day management of the Canterbury Fund. Mr. Meyers and Mr. Skubiz have had day-to-day responsibility for managing the Fund since its inception.


CASCADE FUND

Robert Cummisford is responsible for the day-to-day management of the Cascade Fund. Mr. Cummisford has had day-to-day responsibility for managing the Fund since its inception.

The Statement of Additional Information has more detailed information about Lyon Street and the Funds' other service providers.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
HOW NAV IS CALCULATED

The net asset value ("NAV") of a
share of the Advisor class of
each Fund is calculated by
adding the total value of the
Fund's investments and other
assets attributable to the
Advisor class, subtracting the
liabilities of the Fund
attributable to the Advisor
class and then dividing that
figure by the number of
outstanding shares of the Fund
attributable to the Advisor
class:

             NAV =
  Total Assets attributable to
             class
 - Liabilities attributable to
             class
 ------------------------------
  Number of Shares Outstanding
     attributable to class
The per share NAV for each class
of a Fund is determined at the
close of regular trading on the
New York Stock Exchange,
normally at 4:00 p.m. Eastern
time, on each day the Exchange
is open.

                                HOW OFFERING PRICE IS CALCULATED
                                The offering price is the NAV plus the front-end sales charge.

                                HOW THE FUNDS' SECURITIES ARE VALUED
                                The Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost. A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

                                HOW YOUR PURCHASE OR SALE PRICE IS DETERMINED Your shares will be purchased at the offering price, or sold at the NAV, next determined after your request is received in good order by the Fund on any day that the New York Stock Exchange is open for business. For example: If you place a purchase order to buy shares of a Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. Eastern time on that day. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

SHAREHOLDER INFORMATION

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------


You may purchase the Kent Advisor Funds through any investment representative or financial institution authorized to sell the Funds' Advisor Shares. The investment representative is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.



To purchase any of the Kent Advisor Funds by check, make your check payable to "Kent Advisor Funds" and include the name of the Fund(s) you wish to purchase on the check. Mail the check, along with your completed application, to: Kent Advisor Funds, P.O. Box 182201, Columbus, OH 43218-2201.



- All purchases must be in U.S. dollars.


- A fee will be charged for any checks that do not clear.


- Third-party checks are not accepted.


- Kent Advisor Funds may be purchased through IRAs and Rollover IRAs, which are available through the Funds.


                                    MINIMUM                MINIMUM
        ACCOUNT TYPE          INITIAL INVESTMENT*   SUBSEQUENT INVESTMENT
- Non-retirement accounts           $1,000                  None
- Retirement Accounts               $  100                  None
- Automatic investment plans        $1,000                   $50


A Fund may waive its minimum investment requirements and each Fund may reject a purchase order if it considers it in the best interests of the Fund and its shareholders.


* Minimum initial investments may be waived for employees of Old Kent and its affiliates, investors in tax-sheltered plans, and investors in certain qualified retirement accounts.
--------------------------------------------------------------------------------

AVOID 31% TAX WITHHOLDING
Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SALES CHARGES

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.


---------------------------------------------------------------------------------------------------------------------
                                                    Sales Charge as a Percentage of        Dealer Concession as a
                                                  -----------------------------------          Percentage of
                   Investment                     Offering Price      Net Asset Value         Offering Price*
---------------------------------------------------------------------------------------------------------------------
    Less than $25,000                                  5.75%               6.10%                    5.00%
---------------------------------------------------------------------------------------------------------------------
    $25,000 but less than $50,000                      5.00                5.26                     4.25
---------------------------------------------------------------------------------------------------------------------
    $50,000 but less than $100,000                     4.50                4.71                     3.75
---------------------------------------------------------------------------------------------------------------------
    $100,000 but less than $250,000                    3.50                3.63                     2.75
---------------------------------------------------------------------------------------------------------------------
    $250,000 but less than $500,000                    2.50                2.56                     2.00
---------------------------------------------------------------------------------------------------------------------
    $500,000 but less than $750,000                    2.00                2.04                     1.60
---------------------------------------------------------------------------------------------------------------------
    $750,000 but less than $1 million                  1.50                1.52                     1.20
---------------------------------------------------------------------------------------------------------------------
    $1 million and above                          See below           See below              See below
---------------------------------------------------------------------------------------------------------------------



*The dealer concession may change periodically.

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------




PURCHASES NOT SUBJECT TO SALES CHARGE; CONTINGENT DEFERRED SALES
CHARGE. Investments of $1 million or more are sold with no initial sales charge. However a 1% contingent deferred sales charge may be imposed on the NAV of the shares redeemed if redemptions are made within one year of purchase. Shares exchanged from another Kent Advisor Fund and reinvested dividend shares are not subject to an initial sales charge. The Trust's distributor may pay a dealer concession of up to 1% on investments made with no initial sales charge.


REDUCING YOUR SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your sales charge. You must let your investment representative or the Funds' transfer agent know at the time of purchase that you qualify for a reduction in your sales charge using one or any combination of the methods described below and in the Statement of Additional Information.

AGGREGATING ACCOUNTS. To receive a reduced sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

   - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;


   - solely-controlled business accounts;


   - single-participant retirement plans.


Other types of accounts may also be aggregated. You should check with your financial adviser or consult the Statement of Additional Information for more information.


CONCURRENT PURCHASES. You may combine simultaneous purchases of two or more Kent Advisor Funds to qualify for a reduced sales charge.



RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings of Kent Advisor Funds to determine your sales charge.



LETTER OF INTENT. You may establish a Letter of Intent (LOI) that allows you to combine the purchases you intend to make over a 13-month period in any Kent Advisor Fund. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. An LOI allows you to take immediate advantage of the maximum quantity discount available. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.


PLAN OF DISTRIBUTION

The Board of Trustees of the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Distribution Plan, a Fund's distributor and other dealers and investment representatives are entitled to receive a distribution fee of up to 0.25% from each Fund. 12b-1 fees compensate the Fund's distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of shares and for providing shareholder services to purchasers. 12b-1 fees are paid from Fund assets on an ongoing basis and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.

SHAREHOLDER INFORMATION


ADDING TO YOUR ACCOUNT

--------------------------------------------------------------------------------


Subject to the minimum described under "Purchasing Your Shares," you can make additional investments of any amount at any time.



THROUGH YOUR DEALER



If you purchased the Funds through an investment representative or financial institution, you may make additional investments through the investment representative or financial institution. Your investment representative or financial institution may have transaction minimums and/or transaction times which will affect your investment.



BY MAIL



Make your check payable to "Kent Advisor Funds" and include your account number and the name of the appropriate Fund(s) on the check. Mail the check to Kent Advisor Funds, along with the completed investment slip attached to your account statement.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
--------------------------------------------------------------------------------

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


You may sell your shares at any time the New York Stock Exchange is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, the Funds' transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received in good order. See section on "General Policies on Selling Shares" below for certain exceptions.


If you intend to redeem shares worth more than $1,000,000, you should notify the Funds at least one day in advance.

THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

If you are selling shares through your investment representative, ask him or her for redemption procedures. Your investment representative and/or institution may have transaction minimums and/or transaction times which will affect your redemption.


Shares held for you in your dealer's name must be sold through your dealer.


BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)


You can redeem up to $50,000 worth of shares by calling the Kent Advisor Funds. If the amount redeemed is less than $2,500, then a check for the proceeds will be mailed to you. If the amount redeemed is equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account application.



BY MAIL



Complete a redemption form, available from your investment representative or financial institution, or write a letter of instruction indicating:


- your Fund and your account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature


Mail to: Kent Advisor Funds, P.O. Box 182201, Columbus, OH 43218-2201



If you have a stock certificate, you must sign on the back and send it to the Kent Advisor Funds.*



*Signatures on stock certificates must be guaranteed if the amount is greater than $50,000, if the proceeds are to be mailed to an address other than the address of record, or the proceeds are to be made payable to a party other than the owner of the account. See "General Policies on Selling Shares" for instructions regarding signature guarantees.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES
--------------------------------------------------------------------------------

WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED
You must request redemptions in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following:
   - Redemptions over $50,000
   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration


Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program) or is approved by the Kent Funds.


VERIFYING TELEPHONE REDEMPTIONS
The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, the Funds will not be liable for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT
When you have made your investment by check, you cannot redeem any portion of it until the Funds' transfer agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail. Follow the instructions above under "Selling Shares--By Mail".


REDEMPTION IN KIND
The Funds reserve the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Funds deem it advisable for the benefit of all shareholders, a redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $1,000 due to redemptions ($100 for IRA Accounts), a Fund may ask you to increase your balance. If it is still below the minimum level after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Kent Advisor Funds.

Please provide the following information:

- Your name and telephone number


- The exact name on your account and account number


- Taxpayer identification number (usually your Social Security number, if you are an individual)


- Dollar value or number of shares to be exchanged


- The name of the fund from which the exchange is to be made


- The name of the fund into which the exchange is being made, and if this is an existing account, the account number



You can exchange your shares of one Kent Advisor Fund for shares of another Kent Advisor Fund. No sales charge or transaction fees are charged for exchanges.



IMPORTANT INFORMATION ABOUT EXCHANGES



You must meet the minimum investment requirements for the fund into which you are exchanging. Exchanges from one fund to another are taxable.



See "General Policies on Selling Shares" for important information about telephone transactions.



To prevent disruption in the management of the Funds due to market timing strategies, the Funds may limit exchange activity to five exchanges within a year, or no more than three exchanges in a calendar quarter. The Funds may reject exchanges, or change or terminate rights to exchange shares.



The registration and tax identification numbers of the two accounts must be identical. If you don't have an account with the fund, a new account will be opened with the same features unless you write to tell us to change them.


The exchange privilege (including automatic exchanges) may be changed or eliminated at any time.


Be sure to read carefully the prospectus of any fund into which you wish to exchange shares.



The exchange privilege is available only in states where shares of the fund may be sold.



If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has cleared. This could take up to 15 days.



All exchanges are based on the relative net asset value next determined after the exchange request is received in good order by the Funds.

SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds pay dividends to their shareholders from the Funds' respective net investment income. The Funds distribute any net capital gains that have been realized. Income dividends on each Fund are declared and paid annually. Capital gains, if any, for all Funds are distributed at least annually.


Dividends on each share class of the Funds are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. With regard to the Science and Technology Fund, since Advisor Shares have higher distribution and service fees than Institutional Shares, the dividends paid to shareholders owning Advisor Shares will be lower than those paid to shareholders owning Institutional Shares.


All dividends and distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax-qualified plan.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

TAXATION
--------------------------------------------------------------------------------

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Funds will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or an agency thereof.

FINANCIAL HIGHLIGHTS

No financial highlights have been included because the Funds had not commenced operations as of the date of this prospectus.

                               [KENT FUNDS LOGO]

THE FOLLOWING ADDITIONAL INFORMATION IS AVAILABLE TO YOU UPON REQUEST AND WITHOUT CHARGE:

--------------------------------------------------------------------------------

Statement of Additional Information (SAI):          The SAI provides more detailed information about the Funds, including their operations and investment policies. It is
                                                    incorporated by reference and is legally considered to be a part of this prospectus.


You can get a free copy of the SAI, request other information and discuss your questions about the Funds by contacting an investment representative or financial institution that sells the Funds. In addition, you may contact the Funds at Kent Advisor Funds, P.O. Box 182201, Columbus, Ohio 43218-2201 or 1-800-896-KENT (5368).


Information about the Funds, including the SAI, is available:

   - For review and copying at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

   - At no charge on the Commission's Internet site at http://www.sec.gov.

   - For a fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


                                       Investment Company Act File No. 811-4824.

                                                                 (KKF-0393 6/00)

                               [KENT FUNDS LOGO]

                        KENT SCIENCE AND TECHNOLOGY FUND
                              Institutional Shares

                                   PROSPECTUS

                                 JUNE 27, 2000


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



NOT FDIC INSURED        -        MAY LOSE VALUE        -       NO BANK GUARANTEE

TABLE OF CONTENTS


        Carefully review this important
   section, which summarizes the Fund's
           investments, risks and fees.
                                                   RISK/RETURN SUMMARY AND FUND EXPENSES
                                            2      Overview
                                            3      Kent Science and Technology Fund
                                            4      Principal Risks of Investing in the Fund
                                            6      Performance
                                            7      Fees and Expenses

                                                   ADDITIONAL INFORMATION
                                            8      Investment Policies and Practices

 Review this section for details on the
   people and organizations who oversee
                              the Fund.
                                                   FUND MANAGEMENT
                                           11      Investment Adviser
                                           11      Portfolio Managers

 Review this section for details on how
 shares are valued, how to purchase and
       sell shares, related charges and
              payments of dividends and
                         distributions.
                                                   SHAREHOLDER INFORMATION
                                           12      Pricing of Fund Shares
                                           13      Purchasing Your Shares
                                           14      Selling Your Shares
                                           15      General Policies on Selling Shares
                                           16      Exchanging Your Shares
                                           17      Dividends and Distributions
                                           17      Taxation

                                           18      FINANCIAL HIGHLIGHTS

                                                   BACK COVER
                                                   Where to learn more about the Fund

RISK/RETURN SUMMARY AND FUND EXPENSES

OVERVIEW

--------------------------------------------------------------------------------


This prospectus describes the Institutional Shares of the Kent Science and Technology Fund (the "Fund").


On the following pages, you will find important information about the Fund, including:

- the investment objective
- principal investment strategy
- performance information
- fees and expenses, and
- principal risks associated with the Fund


The Fund is managed by Lyon Street Asset Management Company ("Lyon Street").


                          PRINCIPAL RISKS OF THE FUND

                      ----------------------------------------------------------
                                                  FOREIGN
                          MARKET    SELECTION    INVESTMENT    CONCENTRATION
                           RISK       RISK          RISK           RISK
                      ----------------------------------------------------------
                            X           X            X               X
                      ----------------------------------------------------------

A complete description of these and other risks can be found in the section entitled "Principal Risks."


The Kent Science and Technology Fund has two classes of shares: Advisor Shares and Institutional Shares. The Institutional Shares of the Fund are sold primarily to financial or other institutions. The Advisor Shares of the Fund are sold primarily through investment representatives. This prospectus only relates to the Institutional Shares of the Kent Science and Technology Fund. The Advisor Shares of the Kent Science and Technology Fund are offered in a separate prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES

KENT SCIENCE AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE            Long-term capital appreciation.


PRINCIPAL INVESTMENT
STRATEGIES                      The Fund normally invests at least 65% of its
                                total assets in the common stocks of companies that are engaged in the innovation, development or advancement of science and technology. Some of the industries likely to be included in the portfolio are:


                                - computers, including products, software,
                                  hardware and electronic systems and components
                                - internet
                                - biotechnology
                                - pharmaceuticals
                                - telecommunications
                                - media and information services
                                - chemicals and synthetic materials
                                - defense and aerospace
                                - medical supply


                                Lyon Street selects stocks based on a company's prospects for above-average earnings. The Fund's holdings can range from small companies developing new technologies to blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that Lyon Street believes will significantly benefit from technological advances even if they are not directly involved in research and development.


                                The Fund may invest without limit in foreign securities and American Depositary Receipts. The Fund may also invest in futures and options.

                                The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

RISK/RETURN SUMMARY AND FUND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


Investing in the Fund involves risks common to any investment in securities. By itself, no fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A full discussion of all permissible investments can be found in the Statement of Additional Information.

Two principal risks of equity investing are market risk and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of any individual stock. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.


CONCENTRATION RISK              Because the Fund's investments are concentrated
                                in issuers conducting business in the technology and science market sectors, the Fund is more sensitive to legislative or regulatory changes, adverse market conditions and/or increased competition affecting those market sectors.
                                Competitive pressures may significantly impact the financial condition of technology companies.
                                For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles. In addition, many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth.



                                Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is therefore likely to be much more volatile than one with broader diversification that includes investments in more economic sectors. As a result, the Fund's net asset value may be subject to rapid and substantial changes.


CAPITALIZATION RISK             While stocks of smaller companies can provide
                                greater growth potential and potentially higher returns, they carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at a desirable price.
                                Smaller companies may be more sensitive to changes in the economy overall. The level of risk will be increased to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Historically, small company stocks have been more volatile than those of larger companies. As a result, the net asset value of Fund may be subject to rapid and substantial changes.


INVESTMENT STYLE RISK           The Fund will invest primarily in growth stocks.
                                Growth stocks offer strong revenue and earnings potential and accompanying capital growth, with less dividend income than value stocks. Growth stocks

RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------



                                present the risk that they may not perform as well as other types of stocks, such as value stocks.



FOREIGN INVESTMENT RISK         The Fund may invest in foreign securities. As a
                                result, an investment in the Fund involves additional risks not present in equity funds which invest solely in shares of U.S. companies.


                                Stocks of foreign companies are subject to special risks, including the following:

                                - Currency risk means that fluctuations in
                                  foreign exchange rates could affect the dollar value of the Fund's securities. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency.

                                - Compared to companies in the U.S., there is
                                  generally less publicly available information about foreign companies and there may be less government oversight of foreign stock exchanges and the companies traded on them. There may also be less stringent accounting, auditing and financial reporting standards. In addition, foreign markets may have lower trading volumes, resulting in stocks that may be more difficult to sell and more volatile in price. Investments in some foreign countries could be subject to such factors as expropriation, confiscation or difficulties enforcing contracts. All of these factors can make foreign investments more risky than U.S. investments.
                                - Furthermore, transaction fees may be higher
                                  for foreign investments, due to higher
                                  brokerage commissions, fees on currency
                                  exchanges, and possible imposition of dividend or interest withholding by foreign governments. These may cause higher transaction costs which can result in lower returns or decreased liquidity.


                                For additional information on foreign
                                securities, see "Additional Information -
                                Investment Policies and Practices."


WHO MAY WANT TO INVEST          Consider investing in the Fund if you are:
                                - PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
                                - SEEKING TO ADD AN AGGRESSIVE GROWTH COMPONENT
                                  TO YOUR PORTFOLIO
                                - WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN
                                  THE STOCK MARKET AND THE POTENTIAL FOR
                                  ABOVE-AVERAGE PRICE FLUCTUATIONS IN EXCHANGE
                                  FOR POTENTIALLY HIGHER LONG TERM RETURNS

                                The Fund will not be appropriate for anyone:
                                - SEEKING MONTHLY INCOME
                                - PURSUING A SHORT-TERM GOAL OR INVESTING
                                  EMERGENCY RESERVES
                                - SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

PERFORMANCE
--------------------------------------------------------------------------------

No performance information is shown for the Fund because the Fund had not commenced operations as of the date of this prospectus. The performance of the Fund will vary from year to year. As with all mutual funds, the Fund's past performance will not necessarily indicate how it will perform in the future.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load)                                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None
Redemption Fee                                                        None
Exchange Fee                                                          None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)
Management Fees                                                      0.70%
Distribution (12b-1) Fees                                             None
Other Expenses(1)                                                    0.73%
                                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.43%
                                                                     =====



   (1) Other expenses are estimated based on expenses expected to be incurred during the Fund's first fiscal year.


EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
   - $10,000 investment
   - 5% annual return
   - redemption at the end of each period

   - no changes to the Fund's operating expenses


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


ONE YEAR AFTER PURCHASE                                              $146
THREE YEARS AFTER PURCHASE                                           $452

ADDITIONAL INFORMATION

INVESTMENT POLICIES AND PRACTICES
--------------------------------------------------------------------------------


This section takes a detailed look at some of the types of securities the Fund may hold in its portfolio and the various kinds of investment practices that Lyon Street may use in the day-to-day management of the Fund's portfolio. Although the Fund may invest in the securities and pursue the strategies described below, the Fund will not necessarily do so.


The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. The Fund adheres to certain investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

The Fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

TYPES OF PORTFOLIO SECURITIES   In seeking to meet its investment objective, the
                                Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with the Fund's investment program.

                                The Fund invests primarily in common stocks and may, to a lesser degree, purchase other types of securities described below.


                                COMMON STOCKS. Stocks represent shares of ownership in a company. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.



                                The Fund will invest primarily in growth stocks, but may also invest in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.



                                CONVERTIBLE SECURITIES AND WARRANTS. The Fund may invest in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles are sold as units that combine higher or lower current income with options, warrants and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).



                                FOREIGN SECURITIES. There is no limit on the amount of assets the Fund may invest in foreign securities. Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the

ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


                                investment's value (favorable changes can increase its value). These risks are heightened for investments in developing countries.


                                AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities and are denominated in U.S. dollars. Securities underlying such investments, however, are denominated in foreign currencies.



                                HYBRID INSTRUMENTS. The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use by the Fund may not be successful.



                                PRIVATE PLACEMENTS. These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, these securities are not registered with the SEC. Although most of these securities may be readily sold, for example, under Rule 144A or Section 4(2), others may be illiquid, and their sale may involve substantial delays and additional costs.



TYPES OF INVESTMENT
MANAGEMENT PRACTICES            FUTURES AND OPTIONS. Futures (a type of
                                potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. The Fund may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; as a cash management tool; and to protect the value of portfolio securities. The Fund may purchase and write options on futures contracts. The Fund may also purchase put and call options and write covered call and secured put options on securities, indices, financial instruments and foreign currencies.



                                MANAGING FOREIGN CURRENCY RISK. Investors in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. If the Fund were to engage in foreign currency transactions, they would be used primarily to protect the Fund's foreign securities from adverse currency movements relative to the U.S. dollar or another foreign currency. Such transactions involve the risk that anticipated currency movements will not occur, and the Fund's total return could be reduced.

ADDITIONAL INFORMATION

--------------------------------------------------------------------------------



                                PORTFOLIO TURNOVER. The Fund will not generally trade in securities for short-term profits, but, when circumstances warrant, the Fund may purchase and sell securities without regard to the length of time held. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the Fund.



                                INVESTING FOR DEFENSIVE PURPOSES. When Lyon
                                Street determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. If the Fund is investing defensively, it will not be pursuing its investment objective.

FUND MANAGEMENT

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Lyon Street is the investment adviser to the Fund and provides the Fund with professional investment supervision and management. Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Lyon Street or its affiliates have served as investment adviser to the Kent Funds since their inception.

Lyon Street maintains offices at 111 Lyon Street, NW, Grand Rapids, Michigan 49503. Lyon Street is a wholly-owned subsidiary of Old Kent Bank. Old Kent Bank is a wholly-owned subsidiary of Old Kent Financial Corporation, which is a financial services company with total assets as of December 31, 1999, of approximately $18 billion.

As compensation for Lyon Street's investment advisory services, the Fund pays Lyon Street an annual fee of 0.70% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

There is an investment advisory team that is responsible for the day-to-day management of the Fund. The Fund's investment advisory team is composed of the following members: David C. Eder, Allan J. Meyers, Robert Cummisford, and Daniel Skubiz. The investment advisory team has had day-to-day responsibility for managing the Fund since the Fund's inception.


------------------------------------------------------------------------------------------------------------------------------------
                              MANAGER                                                        EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
    JOSEPH T. KEATING, President and Chief Investment Officer at    - Mr. Keating is responsible for developing and implementing
    Lyon Street                                                      the Trust's investment policies.
                                                                    - Mr. Keating has over twenty years of portfolio management experience, including twelve years with Old Kent and Lyon
                                                                     Street.
------------------------------------------------------------------------------------------------------------------------------------
    DAVID C. EDER, Director of Structured Equity Management at      - Mr. Eder has over seven years of portfolio management
    Lyon Street                                                      experience with Old Kent and Lyon Street.
                                                                    - Mr. Eder is also the portfolio manager of the Kent
                                                                     International Growth Fund and a manager of the Kent Index
                                                                     Equity Fund.
------------------------------------------------------------------------------------------------------------------------------------
    ALLAN J. MEYERS, CFA, Chief Equity Officer at Lyon Street       - Mr. Meyers has over twenty-four years of portfolio
                                                                     management experience, including fifteen years with Old
                                                                     Kent and Lyon Street.
                                                                    - Mr. Meyers is also the portfolio manager of the Kent
                                                                     Growth and Income Fund and the Kent Large Company Growth
                                                                     Fund and co-portfolio manager of the Kent International
                                                                     Growth Fund.
------------------------------------------------------------------------------------------------------------------------------------
    ROBERT CUMMISFORD, CFA, Director of Small Company Stock         - Mr. Cummisford has over eight years of portfolio
    Management at Lyon Street                                        management experience, including over three years with Old
                                                                     Kent and Lyon Street.
                                                                    - Prior to joining Old Kent, he was a Senior Consultant with
                                                                     Ibbotson Associates.
                                                                    - Mr. Cummisford is also the portfolio manager of the Kent
                                                                     Small Company Growth Fund.
------------------------------------------------------------------------------------------------------------------------------------
    DANIEL SKUBIZ, Portfolio Manager                                - Prior to joining Lyon Street, Mr. Skubiz was a Vice
                                                                     President with TradeStreet Investment Associates, Inc., a
                                                                     wholly-owned subsidiary of Bank of America.
------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information has more detailed information about Lyon Street and the Fund's other service providers.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
HOW NAV IS CALCULATED

The net asset value ("NAV") of a
share of the Institutional class
of the Fund is calculated by
adding the total value of the
Fund's investments and other
assets attributable to the
Institutional class, subtracting
the liabilities of the Fund
attributable to the
Institutional class and then
dividing that figure by the
number of outstanding shares of
the Fund attributable to the
Institutional Class:

             NAV =
  Total Assets attributable to
             class
 - Liabilities attributable to
             class
 ------------------------------
  Number of Shares Outstanding
     attributable to class
The per share NAV for each class
of the Fund is determined at the
close of regular trading on the
New York Stock Exchange,
normally at 4:00 p.m. Eastern
time, on each day the Exchange
is open.

                                HOW THE FUNDS' SECURITIES ARE VALUED
                                The Fund's securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost. The Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

                                HOW YOUR PURCHASE OR SALE PRICE IS DETERMINED Your shares will be purchased or sold at the NAV next determined after your request is received in good order by the Fund on any day that the New York Stock Exchange is open for business. For example: If you place a purchase order to buy shares of a Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. Eastern time on that day. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

SHAREHOLDER INFORMATION

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT


1. Complete an application.


2. Call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.

3. Wire federal funds, which must be received by the Fund no later than the close of business the day the purchase order is placed. You must establish an account with the Fund prior to sending the wire. The wire must include your Fund account number.

You should note that (i) a purchase of shares will not be completed until the Fund receives the purchase proceeds and (ii) banks may charge for wiring federal funds to the Fund. You may obtain information on how to wire funds from any national bank and certain state banks.


TO ADD TO YOUR ACCOUNT



Follow instructions 2 and 3 above.


MINIMUM INVESTMENTS


The minimum initial investment amount for Institutional Shares is $1,000,000. Subsequent investments may be made in any amount.


The Fund may waive its minimum investment requirements and may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise.


If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT
(5368) and your distributions will be sent by electric funds transfer directly to your designated bank account.

--------------------------------------------------------------------------------

AVOID 31% TAX WITHHOLDING
The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
--------------------------------------------------------------------------------

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may sell your shares at any time the New York Stock Exchange is open for business. Your sales price will be the next NAV after your sell order is received in good order by the Fund.

If you intend to redeem shares worth more than $1,000,000, you should notify the Funds at least one business day in advance.


Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Fund at 1-800-633-KENT (5368) and request the appropriate form.

---------------------------------------------------------------------------------------------------------
BY TELEPHONE                                 You can redeem up to $50,000 worth of shares by calling
(unless you have declined telephone          1-800-633-KENT (5368). If the amount redeemed is less than
sales privileges)                            $2,500, a check for the proceeds will be mailed to you. If the amount redeemed is equal to or greater than $2,500, the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account application.
---------------------------------------------------------------------------------------------------------
BY MAIL                                      1. Call 1-800-633-KENT (5368) to request redemption forms or
(See "General Policies on Selling            write a letter of instruction indicating:
Shares - When Written Redemption             - your Fund and your account number
Requests are Required" below.)               - amount you wish to redeem
                                             - address where your check should be sent
                                             - account owner signature
                                             If you have a stock certificate, you must sign on the back and send it to the Kent Funds.*
                                             2. Mail to:
                                                  Kent Funds
                                                  P.O. Box 182201
                                                  Columbus, OH 43218-2201
---------------------------------------------------------------------------------------------------------
BY OVERNIGHT SERVICE                         Send to:
(See instruction 1 above)
                                                  Kent Funds
                                                  c/o BISYS Fund Services
                                                  Attn: T.A. Operations
                                                  3435 Stelzer Road
                                                  Columbus, OH 43219
---------------------------------------------------------------------------------------------------------
*Signatures on stock certificates must be guaranteed if the amount is greater than $50,000, if the proceeds are to be mailed to an address other than the address of record, or the proceeds are to be made payable to a party other than the owner of the account. See "General Policies on Selling Shares" for instructions regarding signature guarantees.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES
--------------------------------------------------------------------------------

WHEN WRITTEN REDEMPTION REQUESTS ARE REQUIRED
You must request redemptions in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following:
   - Redemptions over $50,000
   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration

Signature guarantees can be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program) or is approved by the Kent Funds.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, the Fund will not be liable for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT
When you have made your investment by check, you cannot redeem any portion of it until the Fund's transfer agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

The Fund may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your request by regular or express mail. Follow the instructions above under "Selling Shares--By Mail."


REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, a redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $1,000 due to redemptions ($100 for IRA Accounts), the Fund may ask you to increase your balance. If it is still below the minimum level after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to: Kent Funds P.O. Box 182201 Columbus, Ohio 43218-2201, or by calling 1-800-633-KENT (5368).
Please provide the following information:
   - Your name an telephone number
   - The exact name on your account and account number

   - Taxpayer identification number (usually your Social Security Number, if you are an individual)

   - Dollar value or number of shares to be exchanged
   - The name of the fund from which the exchange is to be made and the account number

   - The name of the fund into which the exchange is being made, and if this is an existing account, the account number


      You can exchange your Institutional Shares of one Kent Fund for Institutional Shares of another Kent Fund.

      You must meet the minimum investment requirement for the fund into which you are exchanging. Exchanges from one fund to another are taxable.

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT EXCHANGES

See "General Policies on Selling Shares" for important information about telephone transactions.



To prevent disruption in the management of the Fund due to market timing strategies, the Fund may limit exchange activity to five exchanges within a year, or no more than three exchanges in a calendar quarter. The Fund may reject any exchanges or change or terminate rights to exchange shares.



The exchange privilege is available only in states where shares of the fund may be sold.



The registration and tax identification numbers of the two accounts must be identical. If you don't have an account with the fund, a new account will be opened with the same features unless you write to tell us to change them.


The exchange privilege (including automatic exchanges) may be changed or eliminated at any time.


If shares of the Fund are purchased by check, those shares cannot be exchanged until your check has cleared. This could take up to 15 days.



Be sure to read carefully the prospectus of any fund into which you wish to exchange shares.



All exchanges are based on the relative net asset value next determined after the exchange request is received in good order by the Fund.

SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund pays dividends to its shareholders from the Fund's net investment income. The Fund distributes any net capital gains that have been realized. Income dividends on the Fund are declared and paid annually. Capital gains, if any, for the Fund are distributed at least annually.


Dividends on each share class of the Fund are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. Since Advisor Shares of the Fund have higher distribution and service fees than Institutional Shares, the dividends paid to shareholders owning Advisor Shares will be lower than those paid to shareholders owning Institutional Shares.


All dividends and distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax-qualified plan.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

TAXATION
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another fund based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or an agency thereof.

FINANCIAL HIGHLIGHTS

No financial highlights have been included because the Fund had not commenced operations as of the date of this prospectus.

                               [KENT FUNDS LOGO]

THE FOLLOWING ADDITIONAL INFORMATION IS AVAILABLE TO YOU UPON REQUEST AND WITHOUT CHARGE:

--------------------------------------------------------------------------------

Statement of Additional Information (SAI):          The SAI provides more detailed information about the Fund, including its operations and investment policies. It is
                                                    incorporated by reference and is legally considered to be a part of this prospectus.

You can get a free copy of the SAI, request other information and discuss your questions about the Fund by contacting a broker or other financial institution that sells the Fund. In addition, you may contact the Fund at KENT FUNDS, P.O. BOX 182201, COLUMBUS, OHIO 43218-2201.


                                   TELEPHONE: 1-800-633-KENT (5368)


Information about the Fund, including the SAI, is available:

   - For review and copying at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

   - At no charge on the Commission's Internet site at http://www.sec.gov.

   - For a fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


                                        Investment Company Act File No. 811-4824
                                                                 (KKF-0392 6/00)

                                 THE KENT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION



                           SCIENCE AND TECHNOLOGY FUND
                                 CANTERBURY FUND
                                  CASCADE FUND
                                 June 27, 2000

     This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the prospectus for the Funds dated June 27, 2000, as amended or supplemented from time to time. Copies of the prospectus may be obtained by writing to Kent Funds, P.O. Box 182201, Columbus, Ohio 43218-2201 or by calling 1-800-896-KENT (5368). Capitalized terms not otherwise defined herein have the same meaning as in the prospectus.


     SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, OLD KENT BANK OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS


                                                                                                               PAGE
The Trust........................................................................................................3
Common Types of Investments and Management Practices and Potential Risks.........................................3
Investment Restrictions.........................................................................................18
Securities Transactions.........................................................................................20
Valuation Of Securities.........................................................................................22
Trustees And Officers...........................................................................................23
Investment Adviser..............................................................................................25
Administrator...................................................................................................26
Distributor.....................................................................................................28
Transfer Agent..................................................................................................28
Custodian, Auditors And Counsel.................................................................................28
Distribution Plan...............................................................................................29
Additional Purchase And Redemption Information..................................................................30
Dividends And Taxes.............................................................................................34
Declaration Of Trust............................................................................................34
Standardized Total Return Quotations............................................................................35
Advertising Information.........................................................................................37
Financial Statements............................................................................................38
Additional Information..........................................................................................38
Appendix A.....................................................................................................A-1
Appendix B.....................................................................................................B-1



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS SAI, OR IN THE PROSPECTUS RELATED HERETO, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS SAI AND THE PROSPECTUS DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE TRUST

     The Kent Funds (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which was organized on May 9, 1986, as a Massachusetts business trust. The Trust changed its name from "Master Municipal Trust" on May 1, 1990. The Trust consists of eighteen separate series, each of which is diversified and has a distinct investment objective and distinct investment policies.


     This SAI relates to the following three series (individually, a "Fund," and collectively, the "Funds"): Science and Technology Fund, Canterbury Fund, and Cascade Fund. The Science and Technology Fund has two classes of shares: Advisor Shares and Institutional Shares. The Canterbury Fund and the Cascade Fund each have one class of shares: Advisor Shares. This SAI relates to both the Advisor Shares and Institutional Shares of the Science and Technology Fund and the Advisor Shares of the Canterbury Fund and the Cascade Fund.



     Important information about the Trust and the Funds is contained in the Funds' prospectuses. This SAI provides additional information about the Trust and the Funds that may be of interest to some investors. The Trust also offers Institutional Shares of the Science and Technology Fund which are described in a separate prospectus and additional series which are described in separate prospectuses and statements of additional information.

     Each Fund is advised by Lyon Street Asset Management Company ("Lyon
Street").

            COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES AND
                                POTENTIAL RISKS

     This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that Lyon Street may use in the day-to-day management of the Funds' portfolios. A Fund may, but will not necessarily, invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Funds' investment objective(s) and policies described in the Prospectus and in this SAI.


AMERICAN DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities and are denominated in U.S. dollars. ADRs traded in the over-the-counter market, which do not have an active or substantial secondary market, will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.

     Some institutions issuing ADRs may not be sponsored by the issuer. If a Fund invests in an unsponsored ADR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR than is available for an issuer of securities underlying a sponsored ADR. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Certain of these risks are described above under "Foreign Securities."

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     In selecting convertible securities, Lyon Street will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

     The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

CURRENCY SWAPS. Each Fund may also enter into currency swaps for hedging purposes or to increase total return. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in segregated accounts by the Trust's custodian. Inasmuch as these transactions are entered into for good faith hedging purposes, Lyon Street believes that such obligations do not constitute senior securities as defined in the Investment Company Act of 1940, as amended ("1940 Act") and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.


     The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Lyon Street is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique was not used.

     The Funds will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Moody's. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Funds are authorized to enter into forward currency exchange contracts. A forward currency exchange contract is an obligation to purchase or sell a specific currency, or a "basket" of currencies, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Funds may also engage in cross-hedging by using forward currency exchange contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Lyon Street believes that there is a pattern of correlation between the two currencies.

     The Funds may enter into forward currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When Lyon Street anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     A separate account consisting of cash, U.S. Government securities or other liquid securities, equal to the amount of a Fund's assets that could be required to consummate forward contracts will be established with the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be marked to market. If the value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.


     While a Fund may enter into forward contract to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to the risk of foreign exchange loss.


     Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by Lyon Street.


FOREIGN SECURITIES. The Science and Technology Fund may invest without limit in the securities of foreign issuers. The Canterbury Fund and the Cascade Fund may invest up to 10% of their total assets in securities of foreign issuers. These obligations may be issued by supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and internal banking institutions and related government agencies. As noted under the heading "Money Market Instruments," all of the Funds may invest in certain obligations of foreign banks and foreign branches of domestic banks.


     Investment in foreign securities involves special risks. The performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency increases the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

     There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. With respect to securities issued by foreign governments, such governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

     Although the Funds may invest in securities denominated in foreign currencies, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. The Funds are also subject to the possible imposition of exchange control regulations or freezes on convertibility of currencies.

     Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.

     Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlement of portfolio transactions or loss of certificates for portfolio securities.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

     A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

     Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued and forward commitment transactions. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its purchase commitments exceed 25% of the value of its assets.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may also purchase futures contracts, which are contracts in which a Fund agrees, at maturity, to take or make delivery of certain securities, other financial instruments, the cash value of a specified index or a stated quantity of foreign currency. Each Fund may also purchase and sell put and call options on futures contracts traded on an exchange or board of trade. Futures may be used for hedging purposes or to provide liquid assets. A Fund will not enter into a futures contract unless immediately after any such transaction the aggregate amount of margin deposits on its existing futures positions plus premiums paid for related options is less than 5% of the Fund's net assets. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

HYBRID INSTRUMENTS. Each Fund may invest in Hybrid Instruments. Hybrid Instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging its securities. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European security exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Fund. Accordingly, each Fund will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that a Fund's investment in Hybrid Instruments will account for more than 10% of the Fund's return (positive or negative).

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its total assets in illiquid securities. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities not determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions.

INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of a Fund.


     Each Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.


     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basked to stocks. Disruption in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

     The Funds may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. The Funds may also invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

MONEY MARKET INSTRUMENTS. Each Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, corporate bonds with maturities of less than one year, variable amount master demand notes and U.S. Government obligations with remaining maturities of thirteen months or less.

     Bank obligations include certificates of deposit, bankers' acceptances and time deposits, issued or supported by the credit of U.S. or foreign banks or savings institutions. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.


     Obligations of foreign banks and foreign branches of domestic banks include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only when Lyon Street deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record-keeping standards than those applicable to domestic branches of U.S. banks.


     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Investments by the Funds in taxable commercial paper will consist of issues that are rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper that are determined by Lyon Street at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Funds. Commercial paper may include variable and floating rate instruments. Commercial paper issues include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if Lyon Street has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

     Variable amount master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although such notes are not normally traded and there may be no secondary market in the notes, the Funds may demand payment of the principal of the instrument at any time. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Funds might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

OPTIONS. Each Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, indices, financial instruments or foreign currencies, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund will not purchase put or call options where the aggregate premiums on outstanding options exceed 5% of the Fund's net assets and will not write options on more than 25% of the value of its net assets.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Options on indices provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid securities, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or

(ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Funds will write put options only if they are secured by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

PORTFOLIO TURNOVER. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate.


REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by Lyon Street. During the term of any repurchase agreement, Lyon Street will continue to monitor the creditworthiness of the seller. The Funds will not enter into repurchase agreements with Lyon Street or its affiliates. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Repurchase agreements with deemed maturities in excess of seven days are considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments. Securities subject to repurchase agreements are held either by the Trust's custodian or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral obligations. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


RESTRICTED SECURITIES. Each Fund may purchase restricted securities. Restricted securities are securities with legal or contractual restrictions on resale.


     Restricted securities include securities that are not registered under the 1933 Act but that may be purchased by institutional buyers under Rule 144A or
Section 4(2). Rule 144A and Section 4(2) allow for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A and Section 4(2) establish a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

     Lyon Street may determine securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act to be liquid in accordance with guidelines established by the Board of Trustees. In reaching liquidity decisions, Lyon Street will consider such factors as: (a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) the willingness of dealers to undertake to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The use of Rule 144A and
Section 4(2) transactions could have the effect of increasing the level of illiquidity in the Funds during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

SECURITIES LENDING. Each Fund may lend its portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans will not be made by a Fund if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets (including the value of the collateral received for the loan). There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by Lyon Street to be of good standing and when, in Lyon Street's judgment, the income to be earned from the loan justifies the attendant risks.

     Collateral for loans of portfolio securities made by a Fund may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable bank letters of credit or any other liquid high-grade short-term instrument approved for use as collateral by the Securities and Exchange Commission (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

UNITED STATES GOVERNMENT OBLIGATIONS. Each Fund may purchase U.S. Government obligations, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury bills, notes and bonds and obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

WARRANTS. Each Fund may purchase warrants and similar rights, which entitle the holder to subscribe to and purchase a specified number of equity securities at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions include those that have been designated as "fundamental," which may not be changed with respect to a Fund without the vote of a majority of the Fund's outstanding shares (as defined in "Declaration of Trust--Voting Rights"), and those that have been designated as "non-fundamental," which may be changed without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the limitation. Unless otherwise stated, each restriction applies to all Funds.

FUNDAMENTAL RESTRICTIONS. The following investment restrictions are fundamental. A Fund may not:

     (1) Purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

     (2) Borrow money, which includes entering into reverse repurchase agreements, except that a Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets (including the value of the collateral received for the loan); provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

     (3) Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be a pledge of assets;

     (4) Issue senior securities; the purchase or sale of securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be the issuance of a senior security;

     (5) Make loans, except that a Fund may purchase or hold debt securities consistent with its investment objective, lend Fund securities valued at not more than 33 1/3% of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;


     (6) With respect to the Canterbury Fund and the Cascade Fund, purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;


     (7) Purchase or sell commodities or commodity contracts or real estate, except a Fund may purchase and sell securities secured by real estate and securities of companies which deal in real estate and may engage in currency or other financial futures contracts and related options transactions;

     (8) Underwrite securities of other issuers, except that a Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective; or


     (9) Purchase any security (other than U.S. Government securities) of any issuer if as a result the Fund would hold more than 10% of the voting securities of the issuer.


NON-FUNDAMENTAL RESTRICTIONS. The following investment restrictions are "non-fundamental" and may be changed with respect to a Fund without shareholder approval. A Fund may not:

     (1) Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

     (2)  Invest more than 15% of its total assets in illiquid securities;

     (3) Make short sales of securities or maintain a short position unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; or

     (4) Invest in the securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended, or the rules promulgated thereunder.

                             SECURITIES TRANSACTIONS


     Lyon Street expects that purchases and sales of securities for the Funds usually will be effected through brokerage transactions for which commissions are payable.



     Lyon Street, under policies established by the Board of Trustees, selects broker-dealers to execute transactions for the Funds. It is the policy of the Trust, in effecting transactions in portfolio securities, to seek best price and execution of orders. The determination of what may constitute best price and execution in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund, involving both price paid or received and any commissions and other costs paid, the breadth of the market where the transaction is executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by Lyon Street in determining the overall reasonableness of brokerage commissions paid. In determining best price and execution and selecting brokers to execute transactions, Lyon Street may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information provided to a Fund. Lyon Street is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a Fund's transactions which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, Lyon Street determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or the overall responsibilities of Lyon Street to the Funds and its other clients. Any such research and other statistical and factual information provided by brokers to a Fund or Lyon Street is considered to be in addition to and not in lieu of services required to be performed by Lyon Street under its Investment Advisory Agreement with the Trust. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Trust and other clients of Lyon Street who may indirectly benefit from the availability of such information. Similarly, the Trust may indirectly benefit from information made available as a result of transactions effected for such other clients.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of a transaction may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Lyon Street will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of newly issued securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Each Fund may participate, if and when practicable, in group bidding for the purchase of certain securities directly from an issuer in order to take advantage of the lower purchase price available to members of such a group.

         Neither Lyon Street nor the Funds intend to place securities transactions with any particular broker-dealer or group thereof. However, the Trust's Board of Trustees has determined that each Fund may follow a policy of considering sales of the Funds' shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best price and execution described above. The policy of each Fund with respect to brokerage is and will be reviewed by the Trust's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.



         Investment decisions for each Fund are made independently by Lyon Street from those of the other Funds and investment accounts advised by Lyon Street. It may frequently develop that the same investment decision is made for more than one Fund or account. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one Fund or account. When two or more Funds or accounts are engaged in the purchase or sale of the same security, the transaction is allocated as to amount in accordance with a formula which Lyon Street believes is equitable to each Fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a particular Fund is concerned. To the extent permitted by law, Lyon Street may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or account.


         In no instances will securities held by a Fund be purchased from or sold to Lyon Street, the Trust's distributor or any of their "affiliated persons," as defined in the 1940 Act, except as may be permitted by any applicable regulatory exemption or exemptive order.

                             VALUATION OF SECURITIES

         Current values for Funds' portfolio securities are determined as follows:

         (1) Common stock, preferred stock and other equity securities listed on the NYSE are valued on the basis of the last sale price on the exchange. In the absence of any sales, such securities are valued at the last bid price;

         (2) Common stock, preferred stock and other equity securities listed on other U.S. or foreign exchanges will be valued as described in (1) above using quotations on the exchange on which the security is primarily traded;

         (3) Common stock, preferred stock and other equity securities which are unlisted and quoted on the National Market System (NMS) are valued at the last sale price, provided a sale has occurred. In the absence of any sales, such securities are valued at the last bid price;

         (4) Common stock, preferred stock and other equity securities which are quoted on the NASDAQ system but not listed on NMS are valued at the last bid price;

         (5) Common stock, preferred stock and other equity securities which are not listed and not quoted on NASDAQ and for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked prices for such securities;

         (6) Non-U.S. common stock, preferred stock and other equity securities which are not listed or are listed and subject to restrictions on sale are valued at prices supplied by a dealer selected by Lyon Street;

         (7) Bonds, debentures and other debt securities, whether or not listed on any national securities exchange, are valued at a price supplied by a pricing service or a bond dealer selected by Lyon Street and approved by the Board of Trustees;

         (8) Short-term debt securities which when purchased have maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market value and which reflects fair value as determined by the Board of Trustees;

         (9) Short-term debt securities having maturities of more than sixty days when purchased which are held on the sixtieth day prior to maturity are thereafter valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market value and which reflects fair value as determined by the Board of Trustees; and

         (10) The following are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which market quotations are not readily available, and (b) any other security for which the application of the above methods is deemed by Lyon Street not to be representative of the market value of such security.

         In valuing each Fund's assets, the Trust's fund accountant will "mark-to-market" the current value of a Fund's open futures contracts and options. For valuation purposes, quotations of securities denominated in foreign currencies are converted to into U.S. dollars at the prevailing currency exchange rate on the day of the conversion.

                              TRUSTEES AND OFFICERS

         The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' investment adviser, administrator, distributor, transfer agent and custodian.

         The names, ages and principal occupations during the last five years of the Trustees and officers of the Trust are listed below. The address of all the Trustees and officers is 3435 Stelzer Road, Columbus, Ohio 43219.

         JOSEPH F. DAMORE, Trustee, 47; President and Chief Executive Officer of Sparrow Hospital and Health System; formerly Director and Executive Vice President, Sisters of Mercy Health Corporation.

         * E. PHILIP FARLEY, Trustee, 60; retired; formerly Executive Vice President of Old Kent Financial Corporation Manager of Community Banks from 1998 to retirement; prior to that Executive Vice President of the Investment Management and Trust Department of Old Kent Bank.

         * WALTER B. GRIMM, Trustee, Chairman and Vice President, 54; Senior Vice President of Client Services for BISYS Fund Services; formerly President of Lehigh Investments.

         JAMES F. RAINEY, Trustee, 60; Professor of Business Administration and Associate Dean Emeritus at The Eli Broad Graduate School of Management at Michigan State University.(1)

         RONALD F. VANSTEELAND, Trustee, 59; Vice President for Finance and Administration and Treasurer of Grand Valley State University, Allendale, Michigan and Treasurer of Grand Valley State University Foundation.

         JAMES F. DUCA, II, President, 42; Vice President of Old Kent Financial Corporation; and formerly Vice President and Trust Counsel for Marshall & Ilsley Trust Company.

         R. JEFFREY YOUNG, Vice President and Assistant Secretary, 35; Vice President - Client Services for BISYS Fund Services.

         MARTIN R. DEAN, Treasurer, 36; Vice President - Fund Administration for BISYS Fund Services; and formerly employed by KPMG Peat Marwick LLP.

         AMY D. EISENBEIS, Secretary, 35; Vice President - Securities Attorney for Old Kent Securities Corporation; and formerly Assistant Vice President and Associate General Counsel for Jackson National Life Insurance Company.

         ROBERT L. TUCH, Assistant Secretary, 48; Vice President - Legal Services for BISYS Fund Services.

         W. BRUCE MCCONNEL, III, Assistant Secretary, 57; Partner in the law firm of Drinker Biddle & Reath LLP.

         ALAINA V. METZ, Assistant Secretary, 33; Chief Administrator of the Blue Sky Department for BISYS Fund Services; and formerly employed by Alliance Capital Management.
-----------------------------------

*  This Trustee is an interested person of the Trust as defined under the 1940
Act.

         During the fiscal year ended December 31, 1999, no officer, director or employee of the Trust's service contractors, or any of their parents or subsidiaries, received any direct remuneration from the Trust for serving as a Trustee or officer of the Trust, although BISYS and its affiliates, of which Messrs. Grimm, Young, Dean, and Tuch and Ms. Metz are also employees, received fees from the Trust and from Old Kent Securities Corporation for administrative, fund accounting and transfer agency services. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. Each Trustee earns an annual fee of $8,000 and additional fees of $1,750 for each regular meeting attended, $1,000 for each special meeting attended and $500 for each telephonic meeting, plus reimbursement of expenses incurred as a Trustee.

         Listed below is the compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 1999. The Board of Trustees has established The Kent Funds Deferred Compensation Plan (the "Deferred Compensation Plan") pursuant to which the Trustees may elect to defer receipt of the compensation payable to them by the Trust. Under the terms of the Deferred Compensation Plan, amounts deferred by the Trustees are credited with the earnings on certain investment options which may include one or more of the Funds. Trustees receive payment of their deferred compensation and any related earnings upon ceasing to be a Trustee of the Trust. Such payment is made at the election of the Trustee, either in a lump sum or in annual installments over two to fifteen years. The Trust's obligation to pay the Trustee's deferred compensation is a general unsecured obligation.

                                                                           TOTAL COMPENSATION
                                                                           FROM THE TRUST AND
       NAME OF PERSON                  AGGREGATE COMPENSATION              FUND COMPLEX PAID
        AND POSITION                       FROM THE TRUST                     TO TRUSTEES
        ------------                       --------------                     -----------

Joseph F. Damore, Trustee                        $ 16,000*                         $ 16,000

E. Philip Farley, Trustee**                      $ 12,250                          $ 12,250

Walter B. Grimm, Trustee                         $      0                          $      0

James F. Rainey, Trustee                         $ 16,000*                         $ 16,000

Ronald F. VanSteeland, Trustee                   $ 16,000                          $ 16,000
-------------------


* During the fiscal year ended December 31, 1999, Mr. Damore deferred $16,000 of his compensation and Mr. Rainey deferred $8,000 of his compensation pursuant to the Deferred Compensation Plan.


**       Mr. Farley was elected as a Trustee of the Trust on June 3, 1999.


         As of the date hereof, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the Trust's outstanding shares.

                               INVESTMENT ADVISER

LYON STREET ASSET MANAGEMENT COMPANY. Lyon Street is the investment adviser to the Funds and provides the Funds with professional investment supervision and management. Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Lyon Street or its affiliates have served as investment adviser to the Kent Funds since March 2, 1998. As of December 31, 1999, Lyon Street managed assets of approximately $6.2 billion.

         Lyon Street is a wholly-owned subsidiary of Old Kent Bank ("Old Kent") and is located at 111 Lyon Street, NW, Grand Rapids, Michigan 49503. Old Kent is a Michigan banking corporation which, with its affiliates, provides commercial and retail banking and trust services through more than 230 banking offices in Michigan, Indiana and Illinois. Old Kent offers a broad range of financial services, including commercial and consumer loans, corporate and personal trust services, demand and time deposit accounts, letters of credit and international financial services.

         Old Kent is a subsidiary of Old Kent Financial Corporation, a bank holding company headquartered in Grand Rapids, Michigan, with approximately $18 billion in total consolidated assets as of December 31, 1999. Through offices in numerous states, Old Kent Financial Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

         Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

INVESTMENT ADVISORY AGREEMENT. The overall supervision and management of the Funds rests with the Trust's Board of Trustees. Pursuant to a written Investment Advisory Agreement with the Trust, dated October 12, 1990, as amended, Lyon Street furnishes to the Trust investment advice with respect to the Funds, makes all investment decisions for the Funds, and places purchase and sale orders for the Funds' securities. Lyon Street is responsible for all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments purchased or sold for the Funds and any brokerage commissions or other transaction charges that may be associated with such purchases and sales.

         As compensation for its investment advisory services, Lyon Street is entitled to an annual fee of 0.70% of the average daily net assets of each Fund, payable monthly.


         Under the Investment Advisory Agreement, Lyon Street's liability in connection with rendering services thereunder is limited to situations involving a breach of its fiduciary duty, or its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Agreement continues in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by a majority of the Trustees of the Trust, and a majority of the "non-interested" Trustees, or by vote of a majority of the outstanding voting shares of such Fund. The Investment Advisory Agreement will terminate automatically upon its assignment and may be terminated with respect to any Fund or Funds without penalty on 60-days' written notice at the option of either party or by a vote of the shareholders of such Fund or Funds.


                                 ADMINISTRATOR

         Old Kent Securities Corporation, 111 Lyon Street NW, Grand Rapids, Michigan 49503 ("OKSC"), serves as the Administrator of the Trust under an Administration Agreement dated December 1, 1999. OKSC is an affiliate of Lyon Street. OKSC provides management and administrative services and, in general, supervises the operation of each Fund (other than investment advisory operations). The current term of the Administration Agreement ends on December 31, 2001. Thereafter, the agreement may be renewed for successive one-year periods.

         By the terms of the Administration Agreement, OKSC is required to provide to the Funds management and administrative services, as well as all necessary office space, equipment and clerical personnel for managing and administering the affairs of the Funds. OKSC is required to supervise the provision of custodial, auditing, valuation, bookkeeping, legal, stock transfer and dividend disbursing services and provide other management and administrative services.

         As compensation for the services and facilities provided to the Funds pursuant to the Administration Agreement, OKSC is entitled to receive an annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets as follows: up to $5.0 billion - 0.185% of such assets; between $5.0 and $7.5 billion - 0.165% of such assets; and over $7.5 billion - 0.135% of such assets, provided, however, that such annual fee shall be subject to an annual minimum fee of $45,000 per fund that is applicable to certain Funds of the Trust. All expenses (other than those specifically referred to as being borne by OKSC in the Administration Agreement) incurred by OKSC in connection with the operation of the Trust are borne by the Funds. To the extent that OKSC incurs any such expenses or provides certain additional services to the Trust, the Funds promptly will reimburse OKSC therefor.

         OKSC also serves as the Trust's Fund Accountant pursuant to a Fund Accounting Agreement, dated December 1, 1999. Under the Fund Accounting Agreement, OKSC prices each Fund's shares, calculates each Fund's net asset value, and maintains the general ledger accounting records for each Fund. For these services, OKSC is entitled to receive a fee computed daily at the annual rate of 0.015% of the Trust's average daily net assets, provided, however, that such annual fee shall be subject to an annual minimum fee of $10,000 per fund that is applicable to certain Funds of the Trust. The current term of the Fund Accounting Agreement ends on December 31, 2001. Thereafter, the agreement may be renewed for successive one-year periods.

SUB-ADMINISTRATION AND SUB-FUND ACCOUNTING AGREEMENTS. BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("BISYS"), provides certain administrative services to the Trust pursuant to a Sub-Administration Agreement between OKSC and BISYS. BISYS also provides certain fund accounting services to the Trust pursuant to a Sub-Fund Accounting Agreement between OKSC and BISYS. As compensation for the services provided by it under the Sub-Administration Agreement, Sub-Fund Accounting Agreement and Sub-Transfer Agency Agreement (described under the heading "Transfer Agent"), BISYS is entitled to receive a fee from OKSC computed daily at the annual rate of 0.045% of the Trust's average daily net assets. The fees paid to BISYS by OKSC for such services come out of OKSC's fees and are not an additional charge to the Funds.

                                   DISTRIBUTOR

         The Trust has entered into a Distribution Agreement dated July 1, 1999, with Kent Fund Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("KFDI"). After the initial one year term, unless otherwise terminated, the Distribution Agreement will continue in effect from year to year if approved at least annually at a meeting called for that purpose by a majority of the Trustees and a majority of the "non-interested" Trustees, as that term is defined in the 1940 Act. Shares of the Funds are sold on a continuous basis by KFDI as agent for the Trust, and KFDI has agreed to use its best efforts to solicit orders for the sale of shares of the Funds.

                                 TRANSFER AGENT

         OKSC serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, OKSC processes purchases and redemptions of each Fund's shares and maintains each Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account. For these services, OKSC is entitled to receive an annual fee of $16.50 per account for active accounts and $7.50 per account for closed accounts, provided, however, that such annual fee shall be subject to an annual minimum fee of $15,000 per fund that is applicable to certain Funds of the Trust. All expenses (other than those specifically referred to as being borne by OKSC in the Transfer Agency Agreement) incurred by OKSC in connection with its services to the Trust are borne by the Funds.

         BISYS provides certain transfer agent and dividend disbursing agent services to the Trust pursuant to a Sub-Transfer Agency Agreement between OKSC and BISYS. In addition to the fees described under the heading "Sub-Administration and Sub-Fund Accounting Agreements," BISYS is entitled to receive from OKSC a $15 per account annual processing fee for all Trust accounts in excess of 22,000.

                         CUSTODIAN, AUDITORS AND COUNSEL

         The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Trust.

         KPMG LLP, Two Nationwide Plaza, Suite 1600, Columbus, Ohio 43215, Certified Public Accountants, are the independent auditors for the Trust.

         Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

                                DISTRIBUTION PLAN


         As described in the prospectuses, the Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. The Plan provides that the Advisor Shares of a Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% (on an annualized basis) of the average daily net asset value of the Advisor Shares. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25%. The Plan obligates a Fund, during the period it is in effect, to accrue and pay to the distributor on behalf of a Fund the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the distributor, and the payments may exceed distribution expenses actually incurred.


         All persons authorized to direct the disposition of monies paid or payable by a Fund pursuant to the Plan or any related agreement must provide to the Trust's Board of Trustees at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. Representatives, brokers, dealers or others receiving payments pursuant to the Plan must determine that such payments and the services provided in connection with such payments are appropriate for such persons and are not in violation of regulatory limitations applicable to such persons.


         The services under the Plan may include assistance in advertising and marketing of Advisor Shares, aggregating and processing purchase, exchange and redemption requests for Advisor Shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting with respect to Advisor Shares.

         As required by Rule 12b-1, the Plan and the related Distribution and Servicing Agreements have been approved, and are subject to annual approval, by a majority of the Trust's Board of Trustees, and by a majority of the Trustees who are not "interested" persons of the Trust (as defined by the 1940 Act) and who have no direct or indirect interest in the operation of the Plan and the agreements related thereto ("Independent Trustees"), by a vote cast in person at a meeting called for the purpose of voting on the Plan and related agreements. The Plans were approved by the Board of Trustees as a whole and by the Independent Trustees on May 25, 2000. In compliance with Rule 12b-1, the Trustees requested and evaluated information they thought necessary to an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there was a reasonable likelihood that the Plan and the related agreements would benefit the Funds and their shareholders. The Trustees concluded that the Plan could enhance the retail distribution of the Funds, thereby resulting in growth of the Funds' assets and a wider shareholder base. This could help the Funds to remain competitive with other funds by, among other things, lessening the impact on shareholders of redemptions, attracting talented investment managers and providing more flexibility to portfolio managers in the execution of Fund orders. The Plan may not be amended in order to increase materially the amount of distribution expenses permitted under the Plan without such amendment being approved by a majority vote of the outstanding Advisor Shares of the affected Fund. The Plan may be terminated at any time by a majority vote of the Independent Trustees or by a majority vote of the outstanding Advisor Shares of the affected Fund.


         While the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" has been committed to the discretion of the "non-interested" Trustees then in office.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Financial institutions or their designees that have entered into agreements with the Kent Funds or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than a Fund's pricing on the following business day. If payment is not received by the Funds' transfer agent by such time, the financial institution could be held liable for resulting fees or losses. The Kent Funds may be deemed to have received a purchase or redemption order when a financial institution or its designee accepts the order. Orders received by the Funds in proper form will be priced at the Funds' NAV next computed after they are accepted by the financial institution or its designee. Financial institutions are responsible for their customers and the Kent Funds for timely transmission of all subscription and redemption requests, investment information, documentation and money.



         The net asset value ("NAV") of each class of shares of each Fund is calculated by adding the total value of the Fund's investments and other assets attributable to the class, subtracting the liabilities of the Fund attributable to the class and dividing by the number of outstanding shares of the Fund attributable to the class. The per share NAV for each class of shares of each Fund is determined at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on each day the Exchange is open.

         The offering price for Advisor Shares is the NAV plus the front-end sales charge. The offering price of the Institutional Shares of the Science and Technology Fund is the NAV.


SALES CHARGES.  The Funds may sell Advisor Shares at net asset value to:


         (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Lyon Street Asset Management Company, current or retired employees of Old Kent Financial Corporation and its affiliated companies, employees of the Trust's distributor, certain family members of the above persons, and trusts or plans established primarily for the benefit of such persons;

         (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Trust's distributor (or who clear transactions through such dealers) and plans for such persons or the dealers;

         (3) employee benefit plans which purchase shares through the Fidelity Advisor Retirement Connection - Premium Service Program;

         (4) companies exchanging securities with the Funds through a merger, acquisition or exchange offer; and

         (5) Old Kent Financial Corporation and its affiliated companies.



         Advisor Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.



DEALER CONCESSIONS. The Trust's distributor and its affiliates may, at their expense, pay concessions of up to 1% to dealers who initiate and are responsible for purchases of Advisor Shares in amounts of $1 million or more, if such purchases otherwise qualify for the reduced sales charge applicable to investments of $1 million and above. In addition, the Trust's distributor, at its expense, may provide non-cash compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.



LETTER OF INTENT. You may enter into a non-binding commitment to purchase Advisor Shares of one or more Kent Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to a Letter of Intent ("LOI"). An LOI is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize an LOI in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the LOI will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Funds' transfer agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Fund's distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Fund's distributor for the balance still outstanding. The LOI may be revised upward at any time during the 13-month period, and such a revision will be treated as a new LOI, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the LOI. During the LOI period, reinvested dividends and capital gain distributions and investments made under a right of reinstatement will not be credited toward satisfying the LOI.

         Shareholders purchasing Advisor Shares at a reduced sales charge under an LOI indicate their acceptance of these terms with their first purchase.

AGGREGATION. Sales charge discounts on purchases of Advisor Shares are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

         - employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

         - business accounts solely controlled by these individuals (for example, the individuals own the entire business);

         - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.


         Individual purchases of Advisor Shares by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:


         - for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

         - made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

         - for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

         Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.


CONCURRENT PURCHASES. You may combine purchases of Advisor Shares of two or more Kent Funds.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings of Advisor Shares of the Kent Funds to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity.


CONTINGENT DEFERRED SALES CHARGES. A contingent deferred sales charge of 1% applies to certain redemptions of Advisor Shares of the Kent Funds made within twelve months of purchase on investments of $1 million or more. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.


EXCHANGES. An investor may exchange shares of one Kent Fund for the same class of shares of another Kent Fund. In an exchange, shares in the Fund from which an investor is withdrawing will be redeemed at the net asset value per share next determined after the exchange request is received. Shares of the Fund in which the investor is investing will normally be purchased at the net asset value per share next determined after acceptance of the purchase order by the Trust in accordance with its customary policies for accepting investments. No sales charge will be imposed when Advisor Shares on which a shareholder previously paid a sales charge are exchanged for Advisor Shares of another series of the Trust. No sales charge is imposed on exchanges involving Advisor Shares purchased by persons who are exempt from sales charge.


REDEMPTIONS. Under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. (The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         In addition to the situation described in the prospectus under "Shareholder Information - Closing of Small Accounts," the Trust may redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act, to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the prospectus from time to time.

         A Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In the event shares are redeemed for securities or other property, shareholders may incur additional costs in connection with the conversion thereof to cash. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may receive less than the redemption value of their shares upon sale of the securities or property received, particularly where such securities are sold prior to maturity.

         The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

You may reinvest proceeds from a redemption of Advisor Shares without a sales charge in the Advisor Shares of any Kent Fund within 90 days after the date of the redemption (any contingent deferred sales charge will be credited to your account). Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Funds.



                               DIVIDENDS AND TAXES

FEDERAL - GENERAL. Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

         The provisions regarding financial instruments, foreign currencies and foreign corporations may from time to time cause a Fund to recognize income in excess of cash received in a transaction. Moreover, a Fund's investment alternatives will to some extent be constrained by tax requirements applicable to regulated investment companies.

                              DECLARATION OF TRUST


DESCRIPTION OF SHARES. The Trust's Restatement of Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest in one or more separate series, and the creation of one or more classes of shares within each series. Each share of a series represents an equal proportionate interest in the Trust with each other share of that series. Each series represents interests in a different investment portfolio. The Trust currently offers eighteen series of shares. The series may have one or more separate classes of shares - Advisor Shares, Investment Shares or Institutional Shares. Each share of the Trust has no par value and is entitled to such dividends and distributions of the income earned on its respective series' assets as are declared at the discretion of the Trustees. Each class or series is entitled upon liquidation of such class or series to a pro rata share in the net assets of that class or series. Shareholders have no preemptive rights. When issued for payment as described in the prospectus, shares will be legally issued, fully paid and non-assessable.


         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of the Trust are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

SHAREHOLDER LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, there is a possibility that shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Restatement of Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking entered into or executed by the Trust or the Trustees. In addition, the Restatement of Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.


VOTING RIGHTS. Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of the class or series. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a class or series only if approved by a majority of the outstanding shares of that class or series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular class or series.

         The term "majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

         Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining less than 50% of the shares of the Trust voting will not be able to elect any Trustees.

         As a general matter, the Trust does not hold annual or other meetings of shareholders. At such time, however, as less than a majority of the Trustees holding office have been elected by shareholders, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from office: (1) at any time by two-thirds vote of the Trustees; or (2) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Trustees may also voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY. The Restatement of Declaration of Trust provides that the Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee or adviser of the Trust, provided that they have exercised reasonable care in the selection of such individuals. The Restatement of Declaration of Trust also provides that a Trustee shall be indemnified against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding in which said Trustee is involved by reason of being or having been a Trustee of the Trust, except with respect to any matter as to which such Trustee has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her actions were in the best interest of the Trust. Nothing in the Restatement of Declaration of Trust shall protect a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as Trustee.


                      STANDARDIZED TOTAL RETURN QUOTATIONS

         A Fund calculates its average annual total return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

       ERV1/n
T =[(----------)-1]
         P

Where:

                  T =      average annual total return;

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of such applicable period (or a fractional portion thereof);

                  P =      hypothetical initial payment of $1,000; and

                  n =      number of years.

         A Fund calculates its aggregate total return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                               ERV
Aggregate Total Return =[(-----------)- 1]
                                P

         The calculations are made assuming that (a) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (b) all recurring fees charged to all shareholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                             ADVERTISING INFORMATION

         The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that more accurately compares a Fund's performance with other measures of investment return than the total return calculated as described above. For example, in comparing a Fund's total return with data published by Lipper Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

         The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.


         In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                              FINANCIAL STATEMENTS

         No financial statements have been included for the Funds because the Funds had not commenced operations as of the date of this Statement of Additional Information.




                             ADDITIONAL INFORMATION

         Except as otherwise stated in the Trust's prospectus, this SAI or required by law, the Trust reserves the right to change the terms of the offers stated in its prospectus or this SAI without shareholder approval, including the right to impose or change certain fees for services provided.


PERSONAL INVESTING POLICY. The Trust, Lyon Street and KFDI have adopted codes of ethics under Rule 17j-1 of the 1940 Act which allow for personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

                                   APPENDIX A

                            DESCRIPTION OF SECURITIES

COMMERCIAL PAPER RATINGS

         STANDARD & POOR'S. A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks. Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.

Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         MOODY'S. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         DUFF & PHELPS. The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         "D-5" - Issuer failed to meet scheduled principal and/or interest payments.

         FITCH IBCA. Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates uncertain capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

         THOMSON FINANCIAL BANKWATCH. Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:


         "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

APPENDIX B

         As stated in the Prospectus, the Funds may enter into futures contracts and options. Such transactions are described in this Appendix.

I.  Interest Rate Futures Contracts

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes. This would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

         Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.


         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Funds will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may trade in any interest rate futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Index Futures Contracts

         A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included.

         A Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies

         A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments


         Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with its custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, Lyon Street may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.  Risks of Transactions in Futures Contracts


         There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the future moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Lyon Street. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Lyon Street. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.


         When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.


         Successful use of futures by a Fund is also subject to Lyon Street's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may also have to sell securities at a time when it may be disadvantageous to do so.

VI. Options on Futures Contracts

         A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.     Other Matters

         Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.

                                 THE KENT FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.   EXHIBITS

(a) Registrant's Restatement of Declaration of Trust was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(1) and is incorporated by reference herein.

(b) Registrant's Amended and Restated By-Laws were filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(2) and are incorporated by reference herein.

(c) See Articles III, V and VIII of Registrant's Restatement of Declaration of Trust and Article II of Registrant's Amended and Restated By-Laws.

(d)(1) The Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company (now known as Old Kent Bank) was filed with Registrant's Post-Effective Amendment No. 4 as Exhibit 24(b)(5) and is incorporated by reference herein.

(d)(2) The First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company (now known as Old Kent Bank) was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(a) and is incorporated by reference herein.

(d)(3) Amended Schedule A to the First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(b) and is incorporated by reference herein.

(d)(4) The notice to Old Kent Bank pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 24 as
Exhibit 24(b)(5)(c) and is incorporated by reference herein.

(d)(5) Assumption Agreement between Old Kent Bank and Lyon Street Asset Management Co. dated March 2, 1998 was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(d) and is incorporated by reference herein.

(d)(6) The notice to Lyon Street Asset Management Co. pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank (which has been assumed by Lyon Street Asset Management Co.) relating to The Kent Large Company Growth Fund was filed with Registrant's Post-Effective Amendment No. 25 as Exhibit 24(d)(1) and is incorporated by reference herein.

(d)(7) The notice to Lyon Street Asset Management Co. pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank (which has been assumed by Lyon Street Asset Management Co.) relating to The Lyon Street Institutional Money Market Fund was filed with Registrant's Post-Effective Amendment No. 26 as Exhibit 24(d)(2) and is incorporated by reference herein.


(d)(8) A form of notice to Lyon Street Asset Management Co. pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank (which has been assumed by Lyon Street Asset Management Co.) relating to the Kent Science and Technology Fund, the Kent Canterbury Fund and the Kent Cascade Fund is filed herewith as Exhibit 23(d)(7).


(e) The Distribution Agreement between Registrant and Kent Funds Distributors, Inc. dated July 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(e) and is incorporated by reference herein.

(f) The Kent Funds Deferred Compensation Plan and form of Deferred Compensation Agreement relating to the Deferred Compensation Plan were filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(7) and are incorporated by reference herein.


(g)(1) The Custody Agreement between Registrant and Bank of New York was filed with Registrant's Post-Effective Amendment No. 31 as Exhibit 23(g) and is incorporated by reference herein.

(g)(2) A form of Amendment to Custody Agreement between Registrant and Bank of New York is filed herewith as Exhibit 23(g)(2).


(h)(1) The Administration Agreement between Registrant and Old Kent Securities Corporation dated December 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(h)(1) and is incorporated by reference herein.

(h)(2) The Fund Accounting Agreement between Registrant and Old Kent Securities Corporation dated December 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(h)(2) and is incorporated by reference herein.

(h)(3) The Transfer Agency Agreement between Registrant and Old Kent Securities Corporation dated December 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(h)(3) and is incorporated by reference herein.

(h)(4) The Sub-Administration Agreement between Old Kent Securities Corporation and BISYS Fund Services Ohio, Inc. dated December 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(h)(4) and is incorporated by reference herein.

(h)(5) The Sub-Fund Accounting Agreement between Old Kent Securities Corporation and BISYS Fund Services Ohio, Inc. dated December 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(h)(5) and is incorporated by reference herein.

(h)(6) The Sub-Transfer Agency Agreement between Old Kent Securities Corporation and BISYS Fund Services Ohio, Inc. dated December 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(h)(6) and is incorporated by reference herein.

(h)(7) The Omnibus Fee Agreement between Old Kent Securities Corporation and BISYS Fund Services Ohio, Inc. dated December 1, 1999 was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(h)(7) and is incorporated by reference herein.


(h)(8) The Waiver and Reimbursement Agreement between the Registrant, Lyon Street Asset Management Company and Old Kent Securities Corporation dated January 3, 2000, is filed herewith as Exhibit 23(h)(8).

(h)(9) The Waiver Agreement between the Registrant and Kent Funds Distributors, Inc. dated January 3, 2000, is filed herewith as Exhibit 23(h)(9).

(h)(10) The Waiver and Reimbursement Agreement between the Registrant and Old Kent Securities Corporation dated May 15, 2000, is filed herewith as Exhibit 23(h)(10).


(i) Opinion of Drinker Biddle & Reath LLP was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(i) and is incorporated by reference herein.

(j)(1) Consent of Drinker Biddle & Reath LLP is filed herewith as Exhibit 23(j)(1).

(j)(2)    Consent of KPMG LLP is filed herewith as Exhibit 23(j)(2).

(k)       Not applicable.

(l)(1) The subscription agreement was filed with Registrant's Registration Statement as Exhibit 24(b)(13) and is incorporated by reference herein.

(l)(2) A form of Purchase Agreement between Registrant and Kent Funds Distributors, Inc. relating to the Kent Science and Technology Fund, the Kent Canterbury Fund and the Kent Cascade Fund is filed herewith as Exhibit 23(l)(2).

(m) The Amended and Restated Master Distribution Plan of the Kent Funds dated May 25, 2000 and related forms of agreements are filed herewith as Exhibit 23(m).

(n) The Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of A Multi-Class System dated May 25, 2000 is filed herewith as Exhibit 23(n).


(o)       Not Applicable.

(p)(1) Code of Ethics of The Kent Funds was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(p)(1) and is incorporated by reference herein.


(p)(2) Code of Ethics of Lyon Street Asset Management Company was filed with Registrant's Post-Effective Amendment No. 33 as Exhibit 23(p)(2) and is incorporated by reference herein.


(p)(3) Code of Ethics of Kent Funds Distributors, Inc. was filed with Registrant's Post-Effective Amendment No. 32 as Exhibit 23(p)(3) and is incorporated by reference herein.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Not applicable.


ITEM 25.   INDEMNIFICATION

           Indemnification of the Registrant's investment adviser, principal underwriter, administrator, fund accountant and transfer agent against certain losses is provided for, respectively, in Section 5 of the Advisory Agreement incorporated herein by reference as Exhibit (d)(1), in Section 1.12 of the Distribution Agreement incorporated herein by reference as Exhibit (e), in
Article V of the Administration Agreement incorporated herein by reference as Exhibit (h)(l), in Section 7 of the Fund Accounting Agreement incorporated herein by reference as Exhibit (h)(2) and in Section 9 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(3). The Registrant has obtained form a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Article VIII, Section 1 of the Registrant's Restatement of Declaration of Trust dated May 1, 1990, incorporated herein by reference as Exhibit (a), provides as follows:

         Section 1. Trustees, Officers, etc. The Trust shall indemnify each of its present and former Trustees and officers and may indemnify any of its present or former employees or agents, and shall indemnify any persons who serve or have served at the Trust's request as Directors, officers or Trustees of another organization, and may indemnify persons who serve or have served at the Trust's request as employees or agents of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any such Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office, employed or acting as agent thereafter, by reason of being or having been such a Trustee, officer, Director, employee or agent, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Expenses, including counsel fees so incurred by any Covered Person, may in the discretion of the Trustees be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification against such expenses is not authorized under this Article.

         Except as otherwise provided by law, the Trust shall have power to purchase and maintain insurance on behalf of a Covered Person against any liability asserted against him and incurred by him in his capacity as a Covered Person, or arising out of this status as such, whether or not the Trust would have the power to indemnify him against the liability under the provisions of this Section.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in the connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information as to any other business, profession, vocation or employment of a substantial nature in which each director and officer of Lyon Street Asset Management Company is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated by reference to Schedules A and D of Lyon Street Asset Management Company's Form ADV (File No. 801-55015) filed on or about March 24, 2000, as amended.

ITEM 27.   PRINCIPAL UNDERWRITERS

     (a) Kent Funds Distributors, Inc. (KFDI) acts as distributor for the Registrant.

     (b)   Officers and Directors of KFDI are as follows:



Name and Principal            Positions and Offices     Positions and Offices
Business Addresses            with KFDI                 with Registrant
------------------            ------------------------  ---------------------

Lynn J. Magnum                Chairman                  None

William J. Tomko              President                 None

Kevin J. Dell                 Vice President and        None
                              Secretary

Robert Tuch                   Assistant Secretary       Assistant Secretary

R. Jeffrey Young              Supervisory Principal     Vice President and
                                                        Assistant Secretary

Andrew Corbin                 Vice President            None

Gregory A. Trichtinger        Vice President            None

Olu T. Lawal                  Fin-Op                    None


The principal business address for all officers and directors of KFDI is 3435 Stelzer Road, Columbus, Ohio 43219.

     (c)   Not Applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Registrant at 250 Monroe Avenue NW, Suite 400, Grand Rapids, Michigan 49503. Certain accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Lyon Street Asset Management Company, 111 Lyon Street NW, Grand Rapids, Michigan 49503. Certain accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219. Registrant's minute books are maintained by Drinker Biddle & Reath LLP, 1 Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103-6996.


ITEM 29.   MANAGEMENT SERVICES

     Not applicable.

ITEM 30.   UNDERTAKINGS

     Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Grand Rapids, in the State of Michigan, on the 27th day of June, 2000.


                              THE KENT FUNDS

                              By: /s/ James F. Duca, II
                                  ---------------------------
                                  James F. Duca, II
                                  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                     TITLE                            DATE
----------                     -----                            ----

/s/ James F. Duca, II          President                        June 27, 2000
-----------------------------
James F. Duca, II

*/s/  Martin R. Dean           Treasurer (Principal Accounting  June 27, 2000
-----------------------------  and Financial Officer)
Martin R. Dean

*/s/ Walter B. Grimm          Chairman and Trustee              June 27, 2000
-----------------------------
Walter B. Grimm

*/s/ Joseph F. Damore         Trustee                           June 27, 2000
-----------------------------
Joseph F. Damore

*/s/ James F. Rainey          Trustee                           June 27, 2000
-----------------------------
James F. Rainey

*/s/ Ronald F. VanSteeland    Trustee                           June 27, 2000
-----------------------------
Ronald F. VanSteeland

*/s/ E. Philip Farley         Trustee                           June 27, 2000
------------------------------
E. Philip Farley


     *By:  /s/ Amy D. Eisenbeis
           -----------------------
           Amy D. Eisenbeis
           Attorney-in-Fact

* Amy D. Eisenbeis, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Trustees and Officers of Registrant pursuant to powers of attorney duly executed by such persons.

                                 THE KENT FUNDS

                               POWER OF ATTORNEY


     I, E. Philip Farley, hereby appoint James F. Duca, II and Amy D. Eisenbeis, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


                                                 /s/ E. Philip Farley
                                                 ------------------------------
                                                 E. Philip Farley


Date:  February 24, 2000

                                 THE KENT FUNDS

                               POWER OF ATTORNEY


     I, Walter B. Grimm, hereby appoint James F. Duca, II and Amy D. Eisenbeis, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


                                                   /s/ Walter B. Grimm
                                                   ----------------------------
                                                   Walter B. Grimm


Date:  February 24, 2000

                                 THE KENT FUNDS

                               POWER OF ATTORNEY


     I, Joseph F. Damore, hereby appoint James F. Duca, II and Amy D. Eisenbeis, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


                                                    /s/ Joseph F. Damore
                                                    ---------------------------
                                                    Joseph F. Damore


Date:  February 24, 2000

                                 THE KENT FUNDS

                               POWER OF ATTORNEY


     I, James F. Rainey, hereby appoint James F. Duca, II and Amy D. Eisenbeis, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


                                                   /s/ James F. Rainey
                                                   ----------------------------
                                                   James F. Rainey


Date:  February 24, 2000

                                 THE KENT FUNDS

                               POWER OF ATTORNEY


     I, Ronald F. VanSteeland, hereby appoint James F. Duca, II and Amy D. Eisenbeis, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


                                                    /s/ Ronald F. VanSteeland
                                                    ---------------------------
                                                    Ronald F. VanSteeland


Date:  February 24, 2000

                                 THE KENT FUNDS

                               POWER OF ATTORNEY


     I, Martin R. Dean, hereby appoint James F. Duca, II and Amy D. Eisenbeis, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


                                                    /s/ Martin R. Dean
                                                    ---------------------------
                                                    Martin R. Dean


Date:  April 3, 2000

EXHIBIT LIST



Exhibit No.    Description
----------     ---------------------------------------------------------------

23(d)(8) A form of notice to Lyon Street Asset Management Co. pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank (which has been assumed by Lyon Street Asset Management Co.) relating to the Kent Science and Technology Fund, the Kent Canterbury Fund and the Kent Cascade Fund is filed herewith as EX-99.23(d)(7).

23(g)(2) A form of Amendment to Custody Agreement between Registrant and Bank of New York is filed herewith as EX-99.23(g)(2).

23(h)(8) The Waiver and Reimbursement Agreement between the Registrant, Lyon Street Asset Management Company and Old Kent Securities Corporation dated January 3, 2000, is filed herewith as EX-99.23(h)(8).

23(h)(9) The Waiver Agreement between the Registrant and Kent Funds Distributors, Inc. dated January 3, 2000, is filed herewith as EX-99.23(h)(9).

23(h)(10)      The Waiver and Reimbursement Agreement between the Registrant and
               Old Kent Securities Corporation dated May 15, 2000, is filed herewith as EX-99.23(h)(10).

23(j)(1) Consent of Drinker Biddle & Reath LLP is filed herewith as EX-99.23(j)(1).

23(j)(2)       Consent of KPMG LLP is filed herewith as EX-99.23(j)(2).

23(l)(2) A form of Purchase Agreement between Registrant and Kent Funds Distributors, Inc. relating to the Kent Science and Technology Fund, the Kent Canterbury Fund and the Kent Cascade Fund is filed herewith as EX-99.23(l)(2).

23(m) The Amended and Restated Master Distribution Plan of the Kent Funds dated May 25, 2000 and related forms of agreements are filed herewith as EX-99.23(m).

23(n) The Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of A Multi-Class System dated May 25, 2000 is filed herewith as EX-99.23(n).